September 3, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:     Northwestern Mutual Variable Life Account

EDGAR CIK No. 0000742277; File No. 811-3989

Northwestern Mutual Variable Life Account II

EDGAR CIK No. 0001359314; File No. 811-21933

Dear Sir or Madam:

On behalf of Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account and Account II, (“Registrants” or the “Accounts”) we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “1940 Act”), that the Accounts’ semi-annual report for the period ending June 30, 2020 has been transmitted to policy owners as required by Rule 30e-2 under the 1940 Act.

The following semi-annual reports were filed with the Commission via EDGAR on the date indicated below and are incorporated herein by reference:

Underlying Investment Company	CIK No.	Date Filed	Registration No.
Northwestern Mutual Series Fund, Inc.	0000742212	09/01/2020	811-03990
Fidelity VIP Mid Cap Portfolio	0000927384	08/20/2020	811-07205
Fidelity VIP Contrafund Portfolio	0000831016	08/20/2020	811-05511
Neuberger Berman Sustainable Equity Portfolio	0000736913	08/25/2020	811-04255
Russell Investment Funds	0000824036	08/13/2020	811-05371
Credit Suisse Trust Commodity Return Strategy Portfolio	0000941568	08/25/2020	811-07261

Some of the investment companies above (or series thereof) may not be available under every policy offered by a Registrant.

This filing will also include any other materials required to be filed, if any.

Please direct any questions or comments regarding this filing to the undersigned at 414-665-2418.

Sincerely,

/s/ Barbara Courtney

Barbara Courtney

Director – Mutual Fund Accounting

The Northwestern Mutual Life Insurance Company
Variable Life
Semi-Annual Reports
June 30, 2020
Northwestern Mutual Variable Life Account Northwestern Mutual Variable Life Account II
Optimized to contain one or more of the following:*
Northwestern Mutual Series Fund, Inc. Fidelity® VIP Mid Cap Portfolio Initial Class Fidelity® VIP Contrafund® Portfolio Initial Class Neuberger Berman AMT Sustainable Equity Portfolio Russell Investment Funds
Russell Investment Funds – LifePoints® Variable Target Portfolio Series Credit Suisse Trust Commodity Return Strategy Portfolio Class 2
*See Table of Contents for more information and a list of Prospectus supplements and/or shareholder documents, if any, included herein.
Beginning on or after January 1, 2021 as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from us at (888) 455-2232, free of charge. Instead, your Fund annual and semi-annual reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report for each Fund. Your election to receive shareholder reports in paper will apply to all future reports for all Funds available under your policy or contract.
If you already elected to receive shareholder reports electronically, you will not be affected by this change, will continue to receive reports electronically and you need not take any action. You may elect to receive shareholder reports (and other communications) electronically by following the instructions on the inside cover of this report.
NorthwesternMutual.com
90-1899 (0786) (REV 0820)

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How to get more information

Information on the Internet: NorthwesternMutual.com

To obtain current performance information and information about Northwestern Mutual, visit us on our website. You can also visit us at our customer service section from our website for information on policy values and current fund performance. This site also allows you to view past confirmation and policy statements, as well as transfer funds online. To sign up for this service please call 1-866-424-2609 between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday. Your Northwestern Mutual Financial Representative is also available to answer any questions you have about your variable life insurance policy or any of our products.

For inforce policy service on Variable CompLife and Variable Whole Life, please call 1-866-424-2609, between 7:00 a.m. – 6:00 p.m. Central Time Monday – Friday.

For inforce policy service on Variable Executive Life, Variable Joint Life, Custom Variable Universal Life, Executive Variable Universal Life, Survivorship Variable Universal Life, and Variable Universal Life Plus, please call 1-866-464-3800, between 7:30 a.m. – 5:00 p.m. Central Time Monday – Friday.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report	236 pages

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report	30 pages

(This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report	30 pages

(This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman AMT Sustainable Equity Portfolio - Semi-Annual Report	25 pages

(This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report	184 pages

(This report follows the end of the Neuberger Berman AMT Sustainable Equity Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report	100 pages

(This report follows the end of the Russell Investment Funds)

Credit Suisse Trust Commodity Return Strategy Portfolio - Semi-Annual Report	40 pages

(This report follows the end of the Russell Investment Funds - LifePoints® Variable Target Portfolio Series)

Northwestern Mutual Variable Life Account Financial Statements	33 pages

Northwestern Mutual Variable Life Account II Financial Statements	32 pages

Prospectus Supplements	5 pages

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.northwesternmutual.com.

Annual Report December 31, 2019

Northwestern Mutual Variable Life Account

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 24, 2020

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account since 1984.

2

Northwestern Mutual Variable Life Account

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$545,300	$219,823	$319,372	$13,261	$1,677,242
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	545,300	219,823	319,372	13,261	1,677,242

Liabilities:
Due to Northwestern Mutual Life Insurance Company	33	4	6	1	471
Due to Participants	-	-	-	-	-

Total Liabilities	33	4	6	1	471

Total Net Assets	$545,267	$219,819	$319,366	$13,260	$1,676,771

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$45,973	$15,314	$33,796	$708	$219,833
Northwestern Mutual Equity	329	91	302	7	1,418
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	473,486	182,414	269,166	11,863	1,361,060
Northwestern Mutual Equity	5,542	2,384	3,327	147	15,033
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	9,260	5,556	5,699	371	29,013
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	10,677	14,060	7,076	164	50,414

Total Net Assets	$545,267	$219,819	$319,366	$13,260	$1,676,771

(1) Investments, at cost	$433,153	$163,045	$277,828	$12,293	$935,282
Mutual Fund Shares Held	171,586	69,257	197,265	10,887	289,879
(2) Accumulation Unit Value	$6.844781	$6.365138	$4.680129	$2.430590	$7.598098
Units Outstanding	69,984	29,033	58,223	4,941	181,113
(3) Accumulation Unit Value	$96.585761	$68.873586	$65.424142	$21.249241	$178.109105
Units Outstanding	96	81	87	17	163
(4) Accumulation Unit Value	$96.585761	$68.873586	$65.424142	$21.249241	$178.109105
Units Outstanding	111	204	108	8	283

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$15,611	$223,756	$137,257	$562,875	$372,351
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	2	27	-	21	17

Total Assets	15,613	223,783	137,257	562,896	372,368

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	2	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	2	-	-

Total Net Assets	$15,613	$223,783	$137,255	$562,896	$372,368

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$1,303	$18,518	$11,176	$75,677	$18,574
Northwestern Mutual Equity	9	143	76	675	131
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	13,789	190,691	115,653	467,120	327,856
Northwestern Mutual Equity	169	2,686	1,533	5,679	3,963
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	11	5,524	4,159	5,145	10,665
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	332	6,221	4,658	8,600	11,179

Total Net Assets	$15,613	$223,783	$137,255	$562,896	$372,368

(1) Investments, at cost	$15,184	$147,042	$118,833	$511,278	$305,857
Mutual Fund Shares Held	15,113	127,860	77,197	164,391	184,515
(2) Accumulation Unit Value	$2.334690	$3.219819	$3.739921	$5.429275	$5.677085
Units Outstanding	5,979	60,059	31,334	87,083	58,449
(3) Accumulation Unit Value	$20.083819	$35.207252	$40.467475	$154.540637	$66.313755
Units Outstanding	1	157	103	33	161
(4) Accumulation Unit Value	$20.083819	$35.207252	$40.467475	$154.540637	$66.313755
Units Outstanding	17	177	115	56	169

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	2

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$76,432	$330,596	$50,266	$204,801	$122,988
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	9	7	11	12	-

Total Assets	76,441	330,603	50,277	204,813	122,988

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	7
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	7

Total Net Assets	$76,441	$330,603	$50,277	$204,813	$122,981

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$5,218	$14,676	$4,203	$14,647	$5,905
Northwestern Mutual Equity	38	101	31	111	48
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	66,609	298,214	42,686	179,175	107,270
Northwestern Mutual Equity	885	3,851	507	2,437	1,574
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,657	5,299	1,506	2,215	3,499
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	2,034	8,462	1,344	6,228	4,685

Total Net Assets	$76,441	$330,603	$50,277	$204,813	$122,981

(1) Investments, at cost	$73,076	$261,844	$47,284	$185,322	$85,923
Mutual Fund Shares Held	46,211	121,364	35,078	94,422	66,480
(2) Accumulation Unit Value	$4.554015	$5.829238	$2.411252	$4.791826	$2.645647
Units Outstanding	14,821	51,819	17,913	37,900	41,141
(3) Accumulation Unit Value	$49.276848	$78.030714	$27.399696	$52.395678	$28.928599
Units Outstanding	34	68	55	42	121
(4) Accumulation Unit Value	$49.276848	$78.030714	$27.399696	$52.395678	$28.928599
Units Outstanding	41	108	43	119	156

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$53,493	$526,473	$69,247	$152,159	$30,337
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	152	-	4	18	3

Total Assets	53,645	526,473	69,251	152,177	30,340

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	93	-	-	-
Due to Participants	-	-	-	30	-

Total Liabilities	-	93	-	30	-

Total Net Assets	$53,645	$526,380	$69,251	$152,147	$30,340

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$2,960	$60,489	$3,415	$12,208	$2,259
Northwestern Mutual Equity	23	711	29	144	17
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	46,729	436,938	60,095	121,355	24,357
Northwestern Mutual Equity	575	5,982	752	2,479	293
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	1,983	9,274	2,203	8,906	942
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1,375	12,986	2,757	7,055	2,472

Total Net Assets	$53,645	$526,380	$69,251	$152,147	$30,340

(1) Investments, at cost	$47,573	$566,882	$60,683	$152,159	$29,906
Mutual Fund Shares Held	49,439	319,074	61,772	152,159	28,756
(2) Accumulation Unit Value	$1.454984	$3.700743	$1.056655	$1.568812	$1.084100
Units Outstanding	32,512	119,687	57,585	78,935	22,738
(3) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	140	1,598	171	206	70
(4) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	97	2,237	214	163	185

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	4

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$266,685	$13,947	$11,881	$120,112	$55,537
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	-	-	2

Total Assets	266,685	13,950	11,881	120,112	55,539

Liabilities:
Due to Northwestern Mutual Life Insurance Company	84	-	-	7	-
Due to Participants	-	-	-	-	-

Total Liabilities	84	-	-	7	-

Total Net Assets	$266,601	$13,950	$11,881	$120,105	$55,539

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$21,369	$1,013	$504	$8,463	$3,340
Northwestern Mutual Equity	229	10	5	79	26
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	212,160	12,523	9,338	102,358	48,400
Northwestern Mutual Equity	3,112	160	123	1,312	600
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	16,979	69	693	5,216	829
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	12,752	175	1,218	2,677	2,344

Total Net Assets	$266,601	$13,950	$11,881	$120,105	$55,539

(1) Investments, at cost	$261,243	$13,440	$11,557	$115,118	$52,762
Mutual Fund Shares Held	205,776	12,464	10,524	160,792	48,716
(2) Accumulation Unit Value	$3.038977	$1.603184	$1.172363	$4.407984	$1.515308
Units Outstanding	70,837	7,911	8,071	23,520	32,337
(3) Accumulation Unit Value	$245.997917	$22.930587	$15.648347	$59.428074	$21.138053
Units Outstanding	69	3	44	88	39
(4) Accumulation Unit Value	$245.997917	$22.930587	$15.648347	$59.428074	$21.138053
Units Outstanding	52	8	78	45	111

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$401,112	$57,275	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	180,940	52,727	-
Neuberger Berman Advisers Management Trust	-	-	-	-	5,561
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	3	10	3	-

Total Assets	401,112	57,278	180,950	52,730	5,561

Liabilities:
Due to Northwestern Mutual Life Insurance Company	559	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	559	-	-	-	-

Total Net Assets	$400,553	$57,278	$180,950	$52,730	$5,561

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$180,114	$7,849	$14,569	$4,359	$372
Northwestern Mutual Equity	1,279	70	111	36	3
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	198,886	45,425	154,814	44,867	4,082
Northwestern Mutual Equity	2,950	615	2,187	543	61
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	9,856	1,134	3,458	780	254
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	7,468	2,185	5,811	2,145	789

Total Net Assets	$400,553	$57,278	$180,950	$52,730	$5,561

(1) Investments, at cost	$379,843	$54,748	$174,566	$48,207	$4,964
Mutual Fund Shares Held	269,927	47,062	5,699	1,461	207
(2) Accumulation Unit Value	$4.418751	$2.660780	$5.515184	$2.438969	$2.274699
Units Outstanding	45,677	17,303	28,467	18,619	1,821
(3) Accumulation Unit Value	$246.784874	$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	40	39	58	29	10
(4) Accumulation Unit Value	$246.784874	$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	30	75	97	79	32

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	6

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	237,876	104,696	131,391	88,248	186,727
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4	-	-	1	17

Total Assets	237,880	104,696	131,391	88,249	186,744

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	4	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	4	-	-	-

Total Net Assets	$237,880	$104,692	$131,391	$88,249	$186,744

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$9,233	$5,730	$7,181	$5,662	$9,903
Northwestern Mutual Equity	70	44	74	75	83
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	205,662	91,482	112,008	65,193	162,634
Northwestern Mutual Equity	2,851	1,368	1,598	1,006	2,417
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	10,622	2,963	6,956	12,997	4,605
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	9,442	3,105	3,574	3,316	7,102

Total Net Assets	$237,880	$104,692	$131,391	$88,249	$186,744

(1) Investments, at cost	$228,341	$97,292	$124,994	$87,887	$170,056
Mutual Fund Shares Held	14,839	7,321	11,211	8,357	12,125
(2) Accumulation Unit Value	$2.520964	$3.197903	$2.055606	$2.469076	$5.422414
Units Outstanding	82,712	29,035	55,267	26,811	30,439
(3) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	370	79	304	482	78
(4) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	329	83	156	123	120

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

December 31, 2019 (in thousands, except accumulation values)

	LifePoints Moderate Strategy Division		LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-		$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	-	-	-
Neuberger Berman Advisers Management Trust	-		-	-	-	-
Russell Investment Funds	7,501		23,488	23,332	12,289	-
Credit Suisse Trust	-		-	-	-	21,390
Due from Northwestern Mutual Life Insurance Company	-		1	5	-	1

Total Assets	7,501		23,489	23,337	12,289	21,391

Liabilities:
Due to Northwestern Mutual Life Insurance Company	2		-	-	3	-
Due to Participants	-		-	-	-	-

Total Liabilities	2		-	-	3	-

Total Net Assets	$7,499		$23,489	$23,337	$12,286	$21,391

Net Assets:
Variable Life Policies Issued Before October 11, 1995
Policyowners’ Equity	$2,020		$5,780	$5,262	$1,690	$629
Northwestern Mutual Equity	14		45	39	14	8
Variable CompLife Policies Issued Between October 11, 1995 and December 31, 2008 (2)
Policyowners’ Equity	5,362		16,688	17,340	9,442	17,987
Northwestern Mutual Equity	74		266	317	152	272
Variable Executive Life Policies Issued Between March 2, 1998 and December 31, 2008 (3)
Policyowners’ Equity	28		25	9	-	994
Variable Joint Life Policies Issued Between December 10, 1998 and December 31, 2008 (4)
Policyowners’ Equity	1		685	370	988	1,501

Total Net Assets	$7,499		$23,489	$23,337	$12,286	$21,391

(1) Investments, at cost	$7,398		$23,360	$23,554	$11,961	$24,688
Mutual Fund Shares Held	746		2,402	2,400	1,336	5,828
(2) Accumulation Unit Value	$1.435781		$1.547882	$1.608669	$1.675624	$5.018507
Units Outstanding	3,786		10,953	10,976	5,725	3,638
(3) Accumulation Unit Value	$17.716081		$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	2		1	1	-	210
(4) Accumulation Unit Value	$17.716081		$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	-	(a)	38	21	60	317

(a) Amount is less than 1,000

The Accompanying Notes are an Integral Part of these Financial Statements.	8

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$3,415	$1,325	$3,547	$150	$24,701
Expenses:
Mortality and expense risk charges	2,243	840	1,280	57	6,620
Taxes	22	7	16	-	101

Total expenses	2,265	847	1,296	57	6,721

Net investment income (loss)	1,150	478	2,251	93	17,980

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15,398	11,258	6,277	193	44,030
Realized gain distribution	53,390	11,672	14,473	1,230	36,060

Realized gains (losses)	68,788	22,930	20,750	1,423	80,090

Change in unrealized appreciation/(depreciation) of investments during the period	57,241	31,875	53,758	1,229	301,904

Net increase (decrease) in net assets resulting from operations	$127,179	$55,283	$76,759	$2,745	$399,974

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$321	$3,908	$2,971	$973	$4,294
Expenses:
Mortality and expense risk charges	63	916	549	2,356	1,490
Taxes	1	9	5	36	9

Total expenses	64	925	554	2,392	1,499

Net investment income (loss)	257	2,983	2,417	(1,419)	2,795

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(336)	5,538	7,297	5,186	4,432
Realized gain distribution	1,018	10,048	7,911	22,686	22,812

Realized gains (losses)	682	15,586	15,208	27,872	27,244

Change in unrealized appreciation/(depreciation) of investments during the period	2,478	20,470	12,175	115,822	47,170

Net increase (decrease) in net assets resulting from operations	$3,417	$39,039	$29,800	$142,275	$77,209

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$1,169	$297	$116	$924	$1,384
Expenses:
Mortality and expense risk charges	310	1,311	197	846	462
Taxes	3	7	2	7	3

Total expenses	313	1,318	199	853	465

Net investment income (loss)	856	(1,021)	(83)	71	919

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,324	3,289	322	3,112	(343)
Realized gain distribution	6,485	43,764	3,175	30,124	358

Realized gains (losses)	8,809	47,053	3,497	33,236	15

Change in unrealized appreciation/(depreciation) of investments during the period	8,080	42,501	5,532	9,853	31,121

Net increase (decrease) in net assets resulting from operations	$17,745	$88,533	$8,946	$43,160	$32,055

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$738	$12,707	$722	$2,935	$596
Expenses:
Mortality and expense risk charges	182	2,213	270	616	113
Taxes	1	29	2	6	1

Total expenses	183	2,242	272	622	114

Net investment income (loss)	555	10,465	450	2,313	482

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	792	3,066	271	-	92
Realized gain distribution	1,184	23,234	-	2	-

Realized gains (losses)	1,976	26,300	271	2	92

Change in unrealized appreciation/(depreciation) of investments during the period	8,018	21,318	10,881	-	519

Net increase (decrease) in net assets resulting from operations	$10,549	$58,083	$11,602	$2,315	$1,093

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$7,199	$272	$299	$6,374	$2,311
Expenses:
Mortality and expense risk charges	1,043	54	43	489	209
Taxes	11	-	-	4	1

Total expenses	1,054	54	43	493	210

Net investment income (loss)	6,145	218	256	5,881	2,101

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	713	(253)	22	1,318	139
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	713	(253)	22	1,318	139

Change in unrealized appreciation/(depreciation)of investments during the period	13,342	1,352	640	8,209	3,774

Net increase (decrease) in net assets resulting from operations	$20,200	$1,317	$918	$15,408	$6,014

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$8,794	$1,217	$1,180	$106	$22
Expenses:
Mortality and expense risk charges	1,718	232	752	207	20
Taxes	87	4	7	2	-

Total expenses	1,805	236	759	209	20

Net investment income (loss)	6,989	981	421	(103)	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(795)	779	1,044	599	227
Realized gain distribution	19,651	3,392	19,601	5,490	291

Realized gains (losses)	18,856	4,171	20,645	6,089	518

Change in unrealized appreciation/(depreciation) of investments during the period	34,018	4,749	13,976	6,705	698

Net increase (decrease) in net assets resulting from operations	$59,863	$9,901	$35,042	$12,691	$1,218

The Accompanying Notes are an Integral Part of these Financial Statements.	10

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

For the Year Ended December 31, 2019 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$2,399	$571	$3,280	$2,371
Expenses:
Mortality and expense risk charges	921	428	517	317
Taxes	5	3	3	3

Total expenses	926	431	520	320

Net investment income (loss)	1,473	140	2,760	2,051

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(165)	45	(1,971)	(242)
Realized gain distribution	12,307	1,561	-	1,136

Realized gains (losses)	12,142	1,606	(1,971)	894

Change in unrealized appreciation/(depreciation) of investments during the period	43,177	18,423	21,073	4,196

Net increase (decrease) in net assets resulting from operations	$56,792	$20,169	$21,862	$7,141

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division

Income:
Dividend income	$9,180	$92	$345	$157
Expenses:
Mortality and expense risk charges	765	35	96	101
Taxes	5	1	3	3

Total expenses	770	36	99	104

Net investment income (loss)	8,410	56	246	53

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,162)	(72)	(517)	(213)
Realized gain distribution	-	176	381	1,198

Realized gains (losses)	(2,162)	104	(136)	985

Change in unrealized appreciation/(depreciation) of investments during the period	27,356	671	3,026	2,553

Net increase (decrease) in net assets resulting from operations	$33,604	$831	$3,136	$3,591

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy

Income:
Dividend income	$27	$185
Expenses:
Mortality and expense risk charges	50	84
Taxes	1	-

Total expenses	51	84

Net investment income (loss)	(24)	101

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(107)	(1,972)
Realized gain distribution	740	-

Realized gains (losses)	633	(1,972)

Change in unrealized appreciation/(depreciation) of investments during the period	1,536	3,120

Net increase (decrease) in net assets resulting from operations	$2,145	$1,249

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$1,150	$1,241	$478	$142
Net realized gains (losses)	68,788	64,092	22,930	9,816
Net change in unrealized appreciation/(depreciation)	57,241	(60,587)	31,875	(14,420)

Net increase (decrease) in net assets resulting from operations	127,179	4,746	55,283	(4,462)

Policy Transactions:
Policy owners’ net payments	11,540	13,937	3,393	4,583
Policy loans, surrenders and death benefits	(27,361)	(21,009)	(16,912)	(11,287)
Mortality and other (net)	(9,217)	(8,792)	(3,589)	(3,579)
Transfers from other divisions or sponsor	58,461	58,975	21,881	25,055
Transfers to other divisions or sponsor	(59,770)	(58,640)	(21,590)	(20,918)

Net increase (decrease) in net assets resulting from contract transactions	(26,347)	(15,529)	(16,817)	(6,146)

Net increase (decrease) in net assets	100,832	(10,783)	38,466	(10,608)

Net Assets:
Beginning of period	444,435	455,218	181,353	191,961

End of period	$545,267	$444,435	$219,819	$181,353

Units issued during the period	5,338	5,954	3,122	3,511
Units redeemed during the period	(9,074)	(8,021)	(5,341)	(4,514)

Net units issued (redeemed) during period	(3,736)	(2,067)	(2,219)	(1,003)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$2,251	$3,020	$93	$43
Net realized gains (losses)	20,750	90,228	1,423	853
Net change in unrealized appreciation/(depreciation)	53,758	(110,692)	1,229	(1,427)

Net increase (decrease) in net assets resulting from operations	76,759	(17,444)	2,745	(531)

Policy Transactions:
Policy owners’ net payments	7,127	10,089	287	341
Policy loans, surrenders and death benefits	(14,187)	(13,157)	(835)	(151)
Mortality and other (net)	(5,820)	(5,567)	(219)	(206)
Transfers from other divisions or sponsor	19,351	22,385	1,861	2,148
Transfers to other divisions or sponsor	(19,607)	(23,397)	(2,359)	(2,294)

Net increase (decrease) in net assets resulting from contract transactions	(13,136)	(9,647)	(1,265)	(162)

Net increase (decrease) in net assets	63,623	(27,091)	1,480	(693)

Net Assets:
Beginning of period	255,743	282,834	11,780	12,473

End of period	$319,366	$255,743	$13,260	$11,780

Units issued during the period	4,473	4,860	829	739
Units redeemed during the period	(7,077)	(6,968)	(1,232)	(919)

Net units issued (redeemed) during period	(2,604)	(2,108)	(403)	(180)

The Accompanying Notes are an Integral Part of these Financial Statements.	12

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$17,980	$16,883	$257	$179
Net realized gains (losses)	80,090	57,193	682	952
Net change in unrealized appreciation/(depreciation)	301,904	(142,220)	2,478	(2,319)

Net increase (decrease) in net assets resulting from operations	399,974	(68,144)	3,417	(1,188)

Policy Transactions:
Policy owners’ net payments	37,946	41,240	435	350
Policy loans, surrenders and death benefits	(62,749)	(65,216)	(1,441)	(637)
Mortality and other (net)	(27,106)	(26,188)	(245)	(224)
Transfers from other divisions or sponsor	145,726	151,145	2,222	3,036
Transfers to other divisions or sponsor	(143,381)	(152,092)	(1,708)	(1,901)

Net increase (decrease) in net assets resulting from contract transactions	(49,564)	(51,111)	(737)	624

Net increase (decrease) in net assets	350,410	(119,255)	2,680	(564)

Net Assets:
Beginning of period	1,326,361	1,445,616	12,933	13,497

End of period	$1,676,771	$1,326,361	$15,613	$12,933

Units issued during the period	14,677	14,561	1,278	1,364
Units redeemed during the period	(20,017)	(19,653)	(1,457)	(1,279)

Net units issued (redeemed) during period	(5,340)	(5,092)	(179)	85

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$2,983	$2,801	$2,417	$2,077
Net realized gains (losses)	15,586	13,396	15,208	14,455
Net change in unrealized appreciation/(depreciation)	20,470	(22,403)	12,175	(29,347)

Net increase (decrease) in net assets resulting from operations	39,039	(6,206)	29,800	(12,815)

Policy Transactions:
Policy owners’ net payments	4,418	6,415	3,570	4,203
Policy loans, surrenders and death benefits	(9,311)	(12,413)	(7,901)	(5,313)
Mortality and other (net)	(3,818)	(3,960)	(2,338)	(2,335)
Transfers from other divisions or sponsor	18,551	21,717	31,352	34,468
Transfers to other divisions or sponsor	(22,786)	(25,575)	(36,423)	(34,845)

Net increase (decrease) in net assets resulting from contract transactions	(12,946)	(13,816)	(11,740)	(3,822)

Net increase (decrease) in net assets	26,093	(20,022)	18,060	(16,637)

Net Assets:
Beginning of period	197,690	217,712	119,195	135,832

End of period	$223,783	$197,690	$137,255	$119,195

Units issued during the period	4,935	5,157	3,620	4,265
Units redeemed during the period	(8,454)	(8,605)	(6,675)	(5,114)

Net units issued (redeemed) during period	(3,519)	(3,448)	(3,055)	(849)

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$(1,419)	$(1,651)	$2,795	$2,392
Net realized gains (losses)	27,872	94,191	27,244	27,995
Net change in unrealized appreciation/(depreciation)	115,822	(129,136)	47,170	(71,107)

Net increase (decrease) in net assets resulting from operations	142,275	(36,596)	77,209	(40,720)

Policy Transactions:
Policy owners’ net payments	13,475	17,537	6,905	9,209
Policy loans, surrenders and death benefits	(25,940)	(24,391)	(15,265)	(15,038)
Mortality and other (net)	(10,183)	(9,604)	(5,812)	(5,839)
Transfers from other divisions or sponsor	26,266	29,379	62,922	76,431
Transfers to other divisions or sponsor	(28,656)	(32,361)	(62,690)	(73,087)

Net increase (decrease) in net assets resulting from contract transactions	(25,038)	(19,440)	(13,940)	(8,324)

Net increase (decrease) in net assets	117,237	(56,036)	63,269	(49,044)

Net Assets:
Beginning of period	445,659	501,695	309,099	358,143

End of period	$562,896	$445,659	$372,368	$309,099

Units issued during the period	5,977	6,492	5,643	6,152
Units redeemed during the period	(10,036)	(9,716)	(7,838)	(7,499)

Net units issued (redeemed) during period	(4,059)	(3,224)	(2,195)	(1,347)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$856	$857	$(1,021)	$(1,370)
Net realized gains (losses)	8,809	10,500	47,053	29,559
Net change in unrealized appreciation/(depreciation)	8,080	(21,062)	42,501	(62,947)

Net increase (decrease) in net assets resulting from operations	17,745	(9,705)	88,533	(34,758)

Policy Transactions:
Policy owners’ net payments	1,259	2,287	7,398	9,056
Policy loans, surrenders and death benefits	(2,736)	(3,069)	(15,014)	(14,175)
Mortality and other (net)	(1,313)	(1,343)	(5,247)	(5,314)
Transfers from other divisions or sponsor	8,489	8,528	34,236	40,892
Transfers to other divisions or sponsor	(10,565)	(11,576)	(36,980)	(43,375)

Net increase (decrease) in net assets resulting from contract transactions	(4,866)	(5,173)	(15,607)	(12,916)

Net increase (decrease) in net assets	12,879	(14,878)	72,926	(47,674)

Net Assets:
Beginning of period	63,562	78,440	257,677	305,351

End of period	$76,441	$63,562	$330,603	$257,677

Units issued during the period	1,478	1,450	4,203	4,736
Units redeemed during the period	(2,408)	(2,544)	(6,932)	(6,887)

Net units issued (redeemed) during period	(930)	(1,094)	(2,729)	(2,151)

The Accompanying Notes are an Integral Part of these Financial Statements.	14

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$(83)	$431	$71	$168
Net realized gains (losses)	3,497	2,295	33,236	20,371
Net change in unrealized appreciation/(depreciation)	5,532	(7,277)	9,853	(46,873)

Net increase (decrease) in net assets resulting from operations	8,946	(4,551)	43,160	(26,334)

Policy Transactions:
Policy owners’ net payments	1,307	1,116	4,722	6,343
Policy loans, surrenders and death benefits	(1,966)	(1,412)	(8,681)	(8,910)
Mortality and other (net)	(637)	(738)	(3,398)	(3,530)
Transfers from other divisions or sponsor	16,252	21,687	9,403	10,025
Transfers to other divisions or sponsor	(13,897)	(14,489)	(15,528)	(14,096)

Net increase (decrease) in net assets resulting from contract transactions	1,059	6,164	(13,482)	(10,168)

Net increase (decrease) in net assets	10,005	1,613	29,678	(36,502)

Net Assets:
Beginning of period	40,272	38,659	175,135	211,637

End of period	$50,277	$40,272	$204,813	$175,135

Units issued during the period	4,122	5,520	3,092	3,084
Units redeemed during the period	(3,596)	(3,139)	(5,462)	(5,013)

Net units issued (redeemed) during period	526	2,381	(2,370)	(1,929)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$919	$1,048	$555	$494
Net realized gains (losses)	15	(434)	1,976	873
Net change in unrealized appreciation/(depreciation)	31,121	(13,290)	8,018	(7,190)

Net increase (decrease) in net assets resulting from operations	32,055	(12,676)	10,549	(5,823)

Policy Transactions:
Policy owners’ net payments	3,873	4,950	(2,321)	86
Policy loans, surrenders and death benefits	(7,410)	(5,145)	(1,827)	(1,390)
Mortality and other (net)	(1,848)	(1,970)	(596)	(667)
Transfers from other divisions or sponsor	18,214	20,586	25,897	18,677
Transfers to other divisions or sponsor	(17,262)	(20,386)	(14,083)	(13,904)

Net increase (decrease) in net assets resulting from contract transactions	(4,433)	(1,965)	7,070	2,802

Net increase (decrease) in net assets	27,622	(14,641)	17,619	(3,021)

Net Assets:
Beginning of period	95,359	110,000	36,026	39,047

End of period	$122,981	$95,359	$53,645	$36,026

Units issued during the period	5,287	6,323	12,847	7,190
Units redeemed during the period	(6,957)	(6,934)	(7,416)	(5,422)

Net units issued (redeemed) during period	(1,670)	(611)	5,431	1,768

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$10,465	$11,683	$450	$537
Net realized gains (losses)	26,300	10,324	271	332
Net change in unrealized appreciation/(depreciation)	21,318	(114,245)	10,881	(10,179)

Net increase (decrease) in net assets resulting from operations	58,083	(92,238)	11,602	(9,310)

Policy Transactions:
Policy owners’ net payments	21,599	23,063	2,138	1,930
Policy loans, surrenders and death benefits	(24,330)	(28,576)	(3,210)	(2,694)
Mortality and other (net)	(8,800)	(10,349)	(1,025)	(1,003)
Transfers from other divisions or sponsor	42,006	50,395	14,790	18,352
Transfers to other divisions or sponsor	(52,138)	(50,468)	(11,868)	(13,322)

Net increase (decrease) in net assets resulting from contract transactions	(21,663)	(15,935)	825	3,263

Net increase (decrease) in net assets	36,420	(108,173)	12,427	(6,047)

Net Assets:
Beginning of period	489,960	598,133	56,824	62,871

End of period	$526,380	$489,960	$69,251	$56,824

Units issued during the period	18,002	17,874	11,676	14,904
Units redeemed during the period	(23,449)	(21,014)	(10,565)	(11,451)

Net units issued (redeemed) during period	(5,447)	(3,140)	1,111	3,453

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$2,313	$1,684	$482	$283
Net realized gains (losses)	2	-	92	(5)
Net change in unrealized appreciation/(depreciation)	-	-	519	(32)

Net increase (decrease) in net assets resulting from operations	2,315	1,684	1,093	246

Policy Transactions:
Policy owners’ net payments	43,281	46,736	1,105	361
Policy loans, surrenders and death benefits	(23,121)	(24,887)	(5,089)	(1,997)
Mortality and other (net)	(4,312)	(4,202)	(533)	(402)
Transfers from other divisions or sponsor	107,285	168,804	16,817	15,225
Transfers to other divisions or sponsor	(127,831)	(181,455)	(7,946)	(11,029)

Net increase (decrease) in net assets resulting from contract transactions	(4,698)	4,996	4,354	2,158

Net increase (decrease) in net assets	(2,383)	6,680	5,447	2,404

Net Assets:
Beginning of period	154,530	147,850	24,893	22,489

End of period	$152,147	$154,530	$30,340	$24,893

Units issued during the period	62,690	71,691	13,859	7,297
Units redeemed during the period	(62,028)	(70,154)	(7,508)	(6,867)

Net units issued (redeemed) during period	662	1,537	6,351	430

The Accompanying Notes are an Integral Part of these Financial Statements.	16

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$6,145	$4,467	$218	$143
Net realized gains (losses)	713	(500)	(253)	21
Net change in unrealized appreciation/(depreciation)	13,342	(5,612)	1,352	(344)

Net increase (decrease) in net assets resulting from operations	20,200	(1,645)	1,317	(180)

Policy Transactions:
Policy owners’ net payments	7,815	9,372	332	515
Policy loans, surrenders and death benefits	(12,079)	(14,848)	(79)	(253)
Mortality and other (net)	(4,736)	(4,331)	(226)	(179)
Transfers from other divisions or sponsor	101,553	116,263	4,716	2,807
Transfers to other divisions or sponsor	(89,163)	(113,554)	(2,777)	(1,923)

Net increase (decrease) in net assets resulting from contract transactions	3,390	(7,098)	1,966	967

Net increase (decrease) in net assets	23,590	(8,743)	3,283	787

Net Assets:
Beginning of period	243,011	251,754	10,667	9,880

End of period	$266,601	$243,011	$13,950	$10,667

Units issued during the period	10,910	9,360	3,091	2,371
Units redeemed during the period	(10,401)	(9,851)	(2,134)	(1,691)

Net units issued (redeemed) during period	509	(491)	957	680

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$256	$183	$5,881	$5,624
Net realized gains (losses)	22	(54)	1,318	1,386
Net change in unrealized appreciation/(depreciation)	640	(456)	8,209	(10,507)

Net increase (decrease) in net assets resulting from operations	918	(327)	15,408	(3,497)

Policy Transactions:
Policy owners’ net payments	309	415	3,340	3,957
Policy loans, surrenders and death benefits	(455)	(551)	(5,362)	(5,367)
Mortality and other (net)	(185)	(177)	(2,153)	(2,165)
Transfers from other divisions or sponsor	7,624	6,764	24,561	24,915
Transfers to other divisions or sponsor	(7,141)	(5,806)	(23,077)	(26,822)

Net increase (decrease) in net assets resulting from contract transactions	152	645	(2,691)	(5,482)

Net increase (decrease) in net assets	1,070	318	12,717	(8,979)

Net Assets:
Beginning of period	10,811	10,493	107,388	116,367

End of period	$11,881	$10,811	$120,105	$107,388

Units issued during the period	2,407	2,426	2,768	2,659
Units redeemed during the period	(2,356)	(2,082)	(3,328)	(3,784)

Net units issued (redeemed) during period	51	344	(560)	(1,125)

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$2,101	$1,130	$6,989	$6,980
Net realized gains (losses)	139	(322)	18,856	7,148
Net change in unrealized appreciation/(depreciation)	3,774	(1,526)	34,018	(28,103)

Net increase (decrease) in net assets resulting from operations	6,014	(718)	59,863	(13,975)

Policy Transactions:
Policy owners’ net payments	852	1,268	11,730	14,159
Policy loans, surrenders and death benefits	(2,029)	(1,995)	(16,713)	(21,756)
Mortality and other (net)	(862)	(758)	(8,815)	(8,811)
Transfers from other divisions or sponsor	14,514	9,930	69,764	78,836
Transfers to other divisions or sponsor	(4,827)	(6,231)	(62,625)	(76,177)

Net increase (decrease) in net assets resulting from contract transactions	7,648	2,214	(6,659)	(13,749)

Net increase (decrease) in net assets	13,662	1,496	53,204	(27,724)

Net Assets:
Beginning of period	41,877	40,381	347,349	375,073

End of period	$55,539	$41,877	$400,553	$347,349

Units issued during the period	9,173	6,891	6,043	4,614
Units redeemed during the period	(4,551)	(5,784)	(6,224)	(5,946)

Net units issued (redeemed) during period	4,622	1,107	(181)	(1,332)

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$981	$822	$421	$(67)
Net realized gains (losses)	4,171	2,557	20,645	18,502
Net change in unrealized appreciation/(depreciation)	4,749	(6,009)	13,976	(46,600)

Net increase (decrease) in net assets resulting from operations	9,901	(2,630)	35,042	(28,165)

Policy Transactions:
Policy owners’ net payments	1,825	1,681	4,882	6,023
Policy loans, surrenders and death benefits	(2,509)	(3,546)	(8,534)	(8,185)
Mortality and other (net)	(1,158)	(1,139)	(3,061)	(3,349)
Transfers from other divisions or sponsor	3,601	3,121	13,225	16,837
Transfers to other divisions or sponsor	(2,723)	(2,746)	(19,640)	(19,693)

Net increase (decrease) in net assets resulting from contract transactions	(964)	(2,629)	(13,128)	(8,367)

Net increase (decrease) in net assets	8,937	(5,259)	21,914	(36,532)

Net Assets:
Beginning of period	48,341	53,600	159,036	195,568

End of period	$57,278	$48,341	$180,950	$159,036

Units issued during the period	2,048	1,830	2,385	2,663
Units redeemed during the period	(2,216)	(2,431)	(4,493)	(3,823)

Net units issued (redeemed) during period	(168)	(601)	(2,108)	(1,160)

The Accompanying Notes are an Integral Part of these Financial Statements.	18

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$(103)	$4	$2	$8
Net realized gains (losses)	6,089	4,972	518	490
Net change in unrealized appreciation/(depreciation)	6,705	(8,106)	698	(858)

Net increase (decrease) in net assets resulting from operations	12,691	(3,130)	1,218	(360)

Policy Transactions:
Policy owners’ net payments	1,010	1,371	114	197
Policy loans, surrenders and death benefits	(1,658)	(1,572)	(217)	(159)
Mortality and other (net)	(820)	(779)	(86)	(88)
Transfers from other divisions or sponsor	7,162	7,341	1,732	2,036
Transfers to other divisions or sponsor	(7,573)	(6,171)	(2,273)	(1,840)

Net increase (decrease) in net assets resulting from contract transactions	(1,879)	190	(730)	146

Net increase (decrease) in net assets	10,812	(2,940)	488	(214)

Net Assets:
Beginning of period	41,918	44,858	5,073	5,287

End of period	$52,730	$41,918	$5,561	$5,073

Units issued during the period	2,684	3,067	352	490
Units redeemed during the period	(3,606)	(3,030)	(623)	(448)

Net units issued (redeemed) during period	(922)	37	(271)	42

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$1,473	$1,655	$140	$40
Net realized gains (losses)	12,142	45,898	1,606	18,450
Net change in unrealized appreciation/(depreciation)	43,177	(69,035)	18,423	(31,125)

Net increase (decrease) in net assets resulting from operations	56,792	(21,482)	20,169	(12,635)

Policy Transactions:
Policy owners’ net payments	3,691	6,575	2,689	3,467
Policy loans, surrenders and death benefits	(10,473)	(10,381)	(5,836)	(5,554)
Mortality and other (net)	(3,937)	(3,961)	(1,796)	(2,013)
Transfers from other divisions or sponsor	9,095	12,877	8,664	11,935
Transfers to other divisions or sponsor	(13,118)	(18,307)	(10,518)	(14,339)

Net increase (decrease) in net assets resulting from contract transactions	(14,742)	(13,197)	(6,797)	(6,504)

Net increase (decrease) in net assets	42,050	(34,679)	13,372	(19,139)

Net Assets:
Beginning of period	195,830	230,509	91,320	110,459

End of period	$237,880	$195,830	$104,692	$91,320

Units issued during the period	4,992	5,660	2,388	2,777
Units redeemed during the period	(10,133)	(9,925)	(4,199)	(4,468)

Net units issued (redeemed) during period	(5,141)	(4,265)	(1,811)	(1,691)

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$2,760	$1,725	$2,051	$1,430
Net realized gains (losses)	(1,971)	10,177	894	(392)
Net change in unrealized appreciation/(depreciation)	21,073	(32,739)	4,196	(2,093)

Net increase (decrease) in net assets resulting from operations	21,862	(20,837)	7,141	(1,055)

Policy Transactions:
Policy owners’ net payments	4,029	5,326	2,831	2,957
Policy loans, surrenders and death benefits	(7,912)	(7,412)	(5,318)	(5,622)
Mortality and other (net)	(2,271)	(2,403)	(1,655)	(1,602)
Transfers from other divisions or sponsor	19,212	19,698	57,505	32,671
Transfers to other divisions or sponsor	(19,606)	(19,767)	(53,867)	(31,917)

Net increase (decrease) in net assets resulting from contract transactions	(6,548)	(4,558)	(504)	(3,513)

Net increase (decrease) in net assets	15,314	(25,395)	6,637	(4,568)

Net Assets:
Beginning of period	116,077	141,472	81,612	86,180

End of period	$131,391	$116,077	$88,249	$81,612

Units issued during the period	6,299	6,537	5,898	4,833
Units redeemed during the period	(8,981)	(7,759)	(6,629)	(5,716)

Net units issued (redeemed) during period	(2,682)	(1,222)	(731)	(883)

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$8,410	$6,972	$56	$279
Net realized gains (losses)	(2,162)	(4,643)	104	159
Net change in unrealized appreciation/(depreciation)	27,356	(12,985)	671	(778)

Net increase (decrease) in net assets resulting from operations	33,604	(10,656)	831	(340)

Policy Transactions:
Policy owners’ net payments	5,368	7,050	353	(313)
Policy loans, surrenders and death benefits	(10,384)	(8,018)	(298)	(393)
Mortality and other (net)	(3,234)	(3,170)	(189)	(157)
Transfers from other divisions or sponsor	23,645	21,601	1,039	2,196
Transfers to other divisions or sponsor	(23,405)	(24,752)	(951)	(1,239)

Net increase (decrease) in net assets resulting from contract transactions	(8,010)	(7,289)	(46)	94

Net increase (decrease) in net assets	25,594	(17,945)	785	(246)

Net Assets:
Beginning of period	161,150	179,095	6,714	6,960

End of period	$186,744	$161,150	$7,499	$6,714

Units issued during the period	3,334	3,343	967	1,702
Units redeemed during the period	(4,707)	(4,677)	(959)	(2,321)

Net units issued (redeemed) during period	(1,373)	(1,334)	8	(619)

The Accompanying Notes are an Integral Part of these Financial Statements.	20

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$246	$1,044	$53	$1,053
Net realized gains (losses)	(136)	408	985	1,027
Net change in unrealized appreciation/(depreciation)	3,026	(3,007)	2,553	(4,085)

Net increase (decrease) in net assets resulting from operations	3,136	(1,555)	3,591	(2,005)

Policy Transactions:
Policy owners’ net payments	546	764	673	830
Policy loans, surrenders and death benefits	(552)	(1,976)	(1,800)	(451)
Mortality and other (net)	(467)	(460)	(431)	(432)
Transfers from other divisions or sponsor	2,987	1,488	1,325	2,538
Transfers to other divisions or sponsor	(1,494)	(1,423)	(1,032)	(1,608)

Net increase (decrease) in net assets resulting from contract transactions	1,020	(1,607)	(1,265)	877

Net increase (decrease) in net assets	4,156	(3,162)	2,326	(1,128)

Net Assets:
Beginning of period	19,333	22,495	21,011	22,139

End of period	$23,489	$19,333	$23,337	$21,011

Units issued during the period	2,394	1,597	1,464	1,737
Units redeemed during the period	(2,328)	(2,163)	(2,225)	(1,825)

Net units issued (redeemed) during period	66	(566)	(761)	(88)

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$(24)	$587	$101	$456
Net realized gains (losses)	633	793	(1,972)	(1,287)
Net change in unrealized appreciation/(depreciation)	1,536	(2,664)	3,120	(1,879)

Net increase (decrease) in net assets resulting from operations	2,145	(1,284)	1,249	(2,710)

Policy Transactions:
Policy owners’ net payments	363	404	1,085	836
Policy loans, surrenders and death benefits	(471)	(358)	(767)	(840)
Mortality and other (net)	(198)	(225)	(336)	(390)
Transfers from other divisions or sponsor	336	739	6,889	8,169
Transfers to other divisions or sponsor	(1,486)	(1,009)	(6,765)	(6,151)

Net increase (decrease) in net assets resulting from contract transactions	(1,456)	(449)	106	1,624

Net increase (decrease) in net assets	689	(1,733)	1,355	(1,086)

Net Assets:
Beginning of period	11,597	13,330	20,036	21,122

End of period	$12,286	$11,597	$21,391	$20,036

Units issued during the period	691	852	1,765	1,929
Units redeemed during the period	(1,640)	(1,026)	(1,765)	(1,608)

Net units issued (redeemed) during period	(949)	(174)	-	321

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

New sales of the Policies which invest in the Account were discontinued for Variable CompLife, Variable Executive Life, and Variable Joint Life policies in 2008; Variable Life was discontinued in 1995. However, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2019, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. The Policies provide that a charge for taxes may be made against the assets of the Account. Currently, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of 0.05% of the Account’s net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Currently, for Variable CompLife policies issued on or after October 11, 1995, Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

F.

Premium Payments – For Variable Life and Variable CompLife policies, the Account is credited for the policyowners’ net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual’s equity represents any unpaid portion of net annual premiums.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2019 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$75,452	$47,219
Focused Appreciation Division	25,489	30,145
Large Cap Core Stock Division	29,922	26,151
Large Cap Blend Division	2,939	2,882
Index 500 Stock Division	121,972	117,375
Large Company Value Division	3,806	3,271
Domestic Equity Division	22,933	22,846
Equity Income Division	17,708	19,050
Mid Cap Growth Stock Division	42,217	45,762
Index 400 Stock Division	43,464	31,647
Mid Cap Value Division	11,566	9,071
Small Cap Growth Stock Division	56,588	29,416
Index 600 Stock Division	10,762	6,611
Small Cap Value Division	39,311	22,577
International Growth Division	9,966	13,098

22

Notes to Financial Statements

Fund Name	Purchases	Sales
Research International Core Division	$17,123	$8,465
International Equity Division	62,785	50,682
Emerging Markets Equity Division	9,853	8,640
Government Money Market Division	60,206	62,652
Short-Term Bond Division	20,882	16,049
Select Bond Division	35,049	25,471
Long-Term U.S. Government Bond Division	5,003	2,819
Inflation Protection Bond Division	2,711	2,302
High Yield Bond Division	13,652	10,459
Multi-Sector Bond Division	14,849	5,102
Balanced Division	52,118	31,617
Asset Allocation Division	8,972	5,573
Fidelity VIP Mid Cap Division	28,442	21,346
Fidelity VIP Contrafund Division	10,462	6,958
AMT Sustainable Equity Division	891	1,327
U.S. Strategic Equity Division	21,182	22,126
U.S. Small Cap Equity Division	6,485	11,559
International Developed Markets Division	11,117	14,902
Strategic Bond Division	14,462	11,769
Global Real Estate Securities Division	19,434	19,032
LifePoints Moderate Strategy Division	1,538	1,351
LifePoints Balanced Strategy Division	5,288	3,631
LifePoints Growth Strategy Division	3,356	3,372
LifePoints Equity Growth Strategy Division	1,851	2,591
Credit Suisse Trust Commodity Return Strategy Division	3,362	3,154

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is paid to Northwestern Mutual. Mortality risk is the risk that insureds may not live as long as estimated. Expense risk is the risk that expenses of issuing and administering the Policies may exceed the estimated costs.

For Variable Life and Variable CompLife policies, the deduction is determined daily at an annual rate of 0.50% and 0.45%, respectively, of the net assets of the Account. These charges are reflected as a reduction in invested assets and are included in Mortality and expense risk charges on the statements of operations.

A deduction for the mortality and expense risks for Variable Executive Life policies is determined monthly at an annual rate of 0.48% of the amount invested in the Account for the Policy for the first ten Policy years, and 0.05% thereafter for policies with the Cash Value Amendment, or 0.03% thereafter for the policies without the Cash Value Amendment.

A deduction for the mortality and expense risks for Variable Joint Life policies is determined monthly at an annual rate of 0.00% of the amount invested in the Account. Additional Variable Joint Life mortality and expense risks deductions are determined annually and are paid to Northwestern Mutual for the first ten Policy years based on the age of the insured individuals at the time the policy was issued.

Additional mortality costs are deducted from the Policies annually for Variable Life and Variable CompLife policies, and monthly for Variable Executive Life and Variable Joint Life policies and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable CompLife policies, this cost is actuarially calculated based upon the insured’s age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies, the cost reflects expected mortality costs based upon actual experience.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed minimum death benefit among other charges which are detailed in the Prospectus.

Mortality and expense risks deductions for Variable Executive Life and Variable Joint Life policies, as well as the noted additional mortality costs and other deductions for each of the products are reflected as a reduction in units and are included in Mortality and other on the statements of changes in net assets.

23

Notes to Financial Statements

5.	Subsequent Events

On or around May 1, 2020, the Company will automatically transfer amounts in the Account’s investment in the following divisions to a share class of the same Fund that does not have a Rule 12b-1 fee.

Division	Current Fund/Class	New Fund/Class
Fidelity VIP Mid Cap Division	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Initial Class
Fidelity VIP Contrafund Division	Fidelity VIP Contrafund Portfolio – Service Class 2	Fidelity VIP Contrafund Portfolio – Initial Class
Credit Suisse Commodity Return Strategy Division	Credit Suisse Commodity Return Strategy Portfolio – Class 1	Credit Suisse Commodity Return Strategy Portfolio – Class 2

The Funds will continue to be managed by the same investment advisor according to the same investment objectives and policies and for the same investment advisory and other fee structure as before the transaction. However, expenses related to investment in the new share class of the Funds will not reflect a Rule 12b-1 fee.

Subsequent to December 31, 2019 a pandemic related to COVID-19 was declared which has adversely affected the financial markets and the economy and may continue to do so for an extended period of time. The extent of the impact is uncertain and cannot be predicted at this time. Management will continue to monitor developments which may have a negative impact on the Account’s assets.

24

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Growth Stock Division
2019	70,191	$6.844781	to	$96.585761	$545,267	0.66%	0.00% to 0.55%	28.98%	to	29.68%
2018	73,927	5.301752	to	74.477290	444,435	0.70	0.00 to 0.55	0.70	to	1.26
2017	75,993	5.259578	to	73.551913	455,218	0.86	0.00 to 0.55	23.59	to	24.27
2016	78,732	4.251519	to	59.189518	381,579	0.87	0.00 to 0.55	1.91	to	2.47
2015	82,582	4.167790	to	57.763945	392,702	0.74	0.00 to 0.55	5.43	to	6.01
Focused Appreciation Division
2019	29,318	$6.365138	to	$68.873586	$219,819	0.64%	0.00% to 0.55%	31.25%	to	31.97%
2018	31,537	4.844807	to	52.188290	181,353	0.49	0.00 to 0.55	(2.87)	to	(2.34)
2017	32,539	4.983314	to	53.438372	191,961	0.72	0.00 to 0.55	32.89	to	33.62
2016	33,700	3.746116	to	39.992151	146,387	0.24	0.00 to 0.55	5.30	to	5.87
2015	34,234	3.554167	to	37.773111	138,660	0.00	0.00 to 0.55	13.02	to	13.64
Large Cap Core Stock Division
2019	58,418	$4.680129	to	$65.424142	$319,366	1.20%	0.00% to 0.55%	30.47%	to	31.19%
2018	61,022	3.583452	to	49.869208	255,743	1.51	0.00 to 0.55	(6.55)	to	(6.04)
2017	63,131	3.831001	to	53.073917	282,834	1.76	0.00 to 0.55	24.19	to	24.87
2016	64,732	3.081784	to	42.503832	234,433	2.16	0.00 to 0.55	6.98	to	7.57
2015	71,653	2.759081	to	37.544148	233,882	1.15	0.00 to 0.55	27.88	to	28.58
Large Cap Blend Division
2019	4,966	$2.430590	to	$21.249241	$13,260	1.12%	0.00% to 0.55%	23.29%	to	23.97%
2018	5,369	1.969452	to	17.140701	11,780	0.78	0.00 to 0.55	(4.53)	to	(4.00)
2017	5,549	2.060897	to	17.855817	12,473	0.92	0.00 to 0.55	18.38	to	19.02
2016	5,069	1.739254	to	15.001832	9,582	1.06	0.00 to 0.55	13.36	to	13.99
2015	5,414	1.532727	to	13.161232	8,934	0.93	0.00 to 0.55	(2.95)	to	(2.42)
Index 500 Stock Division
2019	181,559	$7.598098	to	$178.109105	$1,676,771	1.61%	0.00% to 0.55%	30.46%	to	31.18%
2018	186,899	5.818234	to	135.776139	1,326,361	1.60	0.00 to 0.55	(5.10)	to	(4.58)
2017	191,990	6.124794	to	142.286114	1,445,616	1.76	0.00 to 0.55	20.85	to	21.52
2016	196,058	5.062909	to	117.092375	1,222,210	1.85	0.00 to 0.55	11.12	to	11.73
2015	198,438	4.551560	to	104.794845	1,113,211	1.70	0.00 to 0.55	0.62	to	1.17
Large Company Value Division
2019	5,997	$2.334690	to	$20.083819	$15,613	2.21%	0.00% to 0.55%	26.96%	to	27.66%
2018	6,176	1.837071	to	15.732361	12,933	1.78	0.00 to 0.55	(8.43)	to	(7.92)
2017	6,091	2.004205	to	17.086312	13,497	2.00	0.00 to 0.55	10.49	to	11.10
2016	6,290	1.812084	to	15.379433	12,809	1.71	0.00 to 0.55	14.73	to	15.36
2015	5,877	1.577867	to	13.331635	10,525	1.62	0.00 to 0.55	(4.37)	to	(3.85)
Domestic Equity Division
2019	60,393	$3.219819	to	$35.207252	$223,783	1.83%	0.00% to 0.55%	20.11%	to	20.77%
2018	63,912	2.678096	to	29.152607	197,690	1.74	0.00 to 0.55	(3.34)	to	(2.81)
2017	67,362	2.768059	to	29.996128	217,712	1.62	0.00 to 0.55	13.16	to	13.78
2016	71,274	2.443831	to	26.364364	203,723	1.86	0.00 to 0.55	14.35	to	14.98
2015	73,953	2.135000	to	22.929503	183,664	1.82	0.00 to 0.55	(0.64)	to	(0.09)
Equity Income Division
2019	31,552	$3.739921	to	$40.467475	$137,255	2.29%	0.00% to 0.55%	25.92%	to	26.61%
2018	34,607	2.967059	to	31.961107	119,195	2.01	0.00 to 0.55	(9.84)	to	(9.35)
2017	35,456	3.287847	to	35.257091	135,832	2.20	0.00 to 0.55	15.61	to	16.24
2016	37,103	2.841098	to	30.330455	122,350	2.03	0.00 to 0.55	18.52	to	19.17
2015	38,972	2.394831	to	25.451821	109,208	1.69	0.00 to 0.55	(7.25)	to	(6.74)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

25

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Mid Cap Growth Stock Division
2019	87,172	$5.429275	to	$154.540637	$562,896	0.18%	0.00% to 0.55%	32.29%	to	33.01%
2018	91,231	4.100122	to	116.184426	445,659	0.13	0.00 to 0.55	(7.89)	to	(7.38)
2017	94,455	4.446849	to	125.441587	501,695	0.25	0.00 to 0.55	19.63	to	20.29
2016	97,909	3.713373	to	104.283373	434,672	0.19	0.00 to 0.55	0.28	to	0.83
2015	101,666	3.699378	to	103.425002	450,936	0.04	0.00 to 0.55	0.16	to	0.71
Index 400 Stock Division
2019	58,779	$5.677085	to	$66.313755	$372,368	1.21%	0.00% to 0.55%	25.20%	to	25.88%
2018	60,974	4.530052	to	52.678316	309,099	1.11	0.00 to 0.55	(11.82)	to	(11.33)
2017	62,321	5.132177	to	59.411237	358,143	1.07	0.00 to 0.55	15.33	to	15.96
2016	64,605	4.445732	to	51.235085	321,909	1.15	0.00 to 0.55	19.72	to	20.38
2015	66,515	3.709654	to	42.560713	275,417	1.08	0.00 to 0.55	(2.92)	to	(2.38)
Mid Cap Value Division
2019	14,896	$4.554015	to	$49.276848	$76,441	1.61%	0.00% to 0.55%	28.50%	to	29.21%
2018	15,826	3.540449	to	38.138006	63,562	1.60	0.00 to 0.55	(13.33)	to	(12.85)
2017	16,920	4.080949	to	43.762109	78,440	1.44	0.00 to 0.55	11.20	to	11.81
2016	17,981	3.666285	to	39.139970	74,486	1.68	0.00 to 0.55	22.56	to	23.23
2015	17,077	2.988550	to	31.761925	57,463	1.64	0.00 to 0.55	(1.87)	to	(1.33)
Small Cap Growth Stock Division
2019	51,995	$5.829238	to	$78.030714	$330,603	0.10%	0.00% to 0.55%	34.95%	to	35.69%
2018	54,724	4.315234	to	57.505467	257,677	0.00	0.00 to 0.55	(12.19)	to	(11.71)
2017	56,874	4.909491	to	65.129570	305,351	0.11	0.00 to 0.55	20.94	to	21.61
2016	59,134	4.055279	to	53.557262	262,833	0.23	0.00 to 0.55	11.64	to	12.25
2015	61,830	3.628992	to	47.712811	246,246	0.11	0.00 to 0.55	(0.23)	to	0.32
Index 600 Stock Division
2019	18,011	$2.411252	to	$27.399696	$50,277	0.25%	0.00% to 0.55%	21.77%	to	22.44%
2018	17,485	1.978237	to	22.378619	40,272	1.41	0.00 to 0.55	(9.28)	to	(8.78)
2017	15,104	2.178475	to	24.532713	38,659	1.86	0.00 to 0.55	12.31	to	12.93
2016	13,434	1.937744	to	21.724279	30,548	0.58	0.00 to 0.55	25.43	to	26.12
2015	11,625	1.543293	to	17.224563	20,831	0.00	0.00 to 0.55	(2.88)	to	(2.35)
Small Cap Value Division
2019	38,061	$4.791826	to	$52.395678	$204,813	0.47%	0.00% to 0.55%	25.20%	to	25.89%
2018	40,431	3.823467	to	41.620093	175,135	0.53	0.00 to 0.55	(13.21)	to	(12.73)
2017	42,358	4.400993	to	47.690780	211,637	0.77	0.00 to 0.55	11.04	to	11.65
2016	44,467	3.959369	to	42.713658	199,932	0.93	0.00 to 0.55	31.67	to	32.39
2015	45,429	3.004079	to	32.262868	156,881	0.68	0.00 to 0.55	(5.97)	to	(5.45)
International Growth Division
2019	41,418	$2.645647	to	$28.928599	$122,981	1.25%	0.00% to 0.55%	34.07%	to	34.80%
2018	43,088	1.971431	to	21.459907	95,359	1.40	0.00 to 0.55	(11.76)	to	(11.28)
2017	43,701	2.232113	to	24.188049	110,000	1.30	0.00 to 0.55	29.32	to	30.03
2016	43,639	1.832844	to	19.596007	90,803	1.30	0.00 to 0.55	(5.04)	to	(4.52)
2015	44,659	1.928280	to	20.524033	98,031	1.40	0.00 to 0.55	19.15	to	19.81
Research International Core Division
2019	32,749	$1.454984	to	$14.176293	$53,645	1.66%	0.00% to 0.55%	27.55%	to	28.25%
2018	27,318	1.139564	to	11.053328	36,026	1.66	0.00 to 0.55	(14.14)	to	(13.66)
2017	25,545	1.325886	to	12.802534	39,047	1.68	0.00 to 0.55	27.51	to	28.21
2016	21,617	1.038788	to	9.985604	26,555	1.77	0.00 to 0.55	(1.66)	to	(1.12)
2015	20,383	1.055308	to	10.098885	24,504	2.05	0.00 to 0.55	(1.65)	to	(1.11)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

26

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Equity Division
2019	123,522	$3.700743	to	$5.804990	$526,380	2.49%	0.00% to 0.55%	11.98%	to	12.60%
2018	128,969	3.301503	to	5.155553	489,960	2.50	0.00 to 0.55	(15.87)	to	(15.41)
2017	132,108	3.920448	to	6.094491	598,133	2.35	0.00 to 0.55	21.63	to	22.30
2016	134,698	3.220087	to	4.983406	502,291	2.14	0.00 to 0.55	2.33	to	2.89
2015	137,889	3.143590	to	4.843231	502,646	2.95	0.00 to 0.55	(2.75)	to	(2.21)
Emerging Markets Equity Division
2019	57,970	$1.056655	to	$12.866468	$69,251	1.11%	0.00% to 0.55%	19.94%	to	20.60%
2018	56,859	0.880106	to	10.668771	56,824	1.31	0.00 to 0.55	(14.23)	to	(13.75)
2017	53,406	1.025080	to	12.370178	62,871	0.92	0.00 to 0.55	27.14	to	27.84
2016	42,450	0.805449	to	9.676365	39,231	0.72	0.00 to 0.55	8.47	to	9.06
2015	39,847	0.741823	to	8.872116	34,756	0.88	0.00 to 0.55	(12.72)	to	(12.24)
Government Money Market Division
2019	79,304	$1.568812	to	$43.345856	$152,147	1.92%	0.00% to 0.55%	1.38%	to	1.94%
2018	78,642	1.545924	to	42.522150	154,530	1.53	0.00 to 0.55	0.97	to	1.53
2017	77,104	1.529296	to	41.875417	147,850	0.59	0.00 to 0.55	0.05	to	0.60
2016	83,720	1.527011	to	41.625993	164,799	0.12	0.00 to 0.55	(0.42)	to	0.13
2015	79,683	1.531914	to	41.572750	171,148	0.01	0.00 to 0.55	(0.54)	to	0.01
Short-Term Bond Division
2019	22,993	$1.084100	to	$13.380170	$30,340	2.05%	0.00% to 0.55%	3.81%	to	4.38%
2018	16,642	1.043226	to	12.818134	24,893	1.54	0.00 to 0.55	0.81	to	1.36
2017	16,212	1.033965	to	12.646732	22,489	1.28	0.00 to 0.55	0.78	to	1.33
2016	16,506	1.025038	to	12.481062	20,405	1.19	0.00 to 0.55	1.12	to	1.67
2015	12,538	1.012734	to	12.275717	15,742	0.71	0.00 to 0.55	0.17 (2)	to	0.72
Select Bond Division
2019	70,958	$3.038977	to	$245.997917	$266,601	2.77%	0.00% to 0.55%	8.06%	to	8.65%
2018	70,449	2.809628	to	226.413644	243,011	2.25	0.00 to 0.55	(0.76)	to	(0.21)
2017	70,939	2.828365	to	226.897252	251,754	2.07	0.00 to 0.55	3.02	to	3.58
2016	70,949	2.742774	to	219.047810	249,118	1.94	0.00 to 0.55	2.49	to	3.06
2015	70,587	2.673382	to	212.549665	243,197	1.50	0.00 to 0.55	(0.02)	to	0.53
Long-Term U.S. Government Bond Division
2019	7,922	$1.603184	to	$22.930587	$13,950	2.20%	0.00% to 0.55%	12.55%	to	13.17%
2018	6,965	1.423026	to	20.262648	10,667	2.02	0.00 to 0.55	(2.58)	to	(2.04)
2017	6,284	1.459300	to	20.685508	9,880	1.86	0.00 to 0.55	7.69	to	8.28
2016	6,543	1.353810	to	19.104481	9,594	1.87	0.00 to 0.55	0.54	to	1.09
2015	5,671	1.345254	to	18.898765	8,101	2.11	0.00 to 0.55	(2.01)	to	(1.47)
Inflation Protection Division
2019	8,193	$1.172363	to	$15.648347	$11,881	2.63%	0.00% to 0.55%	8.42%	to	9.02%
2018	8,142	1.080225	to	14.354000	10,811	2.09	0.00 to 0.55	(3.14)	to	(2.61)
2017	7,799	1.114216	to	14.738894	10,493	0.69	0.00 to 0.55	3.01	to	3.58
2016	6,910	1.080563	to	14.229840	8,987	1.23	0.00 to 0.55	4.11	to	4.68
2015	6,372	1.036853	to	13.593038	7,975	2.34	0.00 to 0.55	(2.74)	to	(2.20)
High Yield Bond Division
2019	23,653	$4.407984	to	$59.428074	$120,105	5.49%	0.00% to 0.55%	14.34%	to	14.97%
2018	24,213	3.851321	to	51.690668	107,388	5.42	0.00 to 0.55	(3.24)	to	(2.71)
2017	25,336	3.976385	to	53.128855	116,367	5.44	0.00 to 0.55	6.30	to	6.88
2016	25,741	3.737039	to	49.707921	110,842	5.33	0.00 to 0.55	13.97	to	14.60
2015	26,563	3.275752	to	43.377037	100,914	4.53	0.00 to 0.55	(1.90)	to	(1.36)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2)	Ratio is less than 0.005%.

27

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
Multi-Sector Bond Division
2019	32,487	$1.515308	to	$21.138053	$55,539	4.66%	0.00% to 0.55%	13.42%	to	14.04%
2018	27,865	1.334721	to	18.535667	41,877	3.12	0.00 to 0.55	(1.84)	to	(1.30)
2017	26,759	1.358433	to	18.780164	40,381	3.85	0.00 to 0.55	7.79	to	8.38
2016	23,443	1.258995	to	17.327635	32,977	4.53	0.00 to 0.55	10.48	to	11.09
2015	21,624	1.138400	to	15.597729	27,546	5.58	0.00 to 0.55	(2.76)	to	(2.22)
Balanced Division
2019	45,747	$4.418751	to	$246.784874	$400,553	2.30%	0.00% to 0.55%	17.28%	to	17.92%
2018	45,928	3.764026	to	209.277798	347,349	2.37	0.00 to 0.55	(3.98)	to	(3.45)
2017	47,261	3.916267	to	216.761163	375,073	2.19	0.00 to 0.55	11.37	to	11.98
2016	48,762	3.512832	to	193.563662	347,403	2.26	0.00 to 0.55	6.00	to	6.58
2015	53,304	3.310708	to	181.609174	345,035	1.97	0.00 to 0.55	(0.67)	to	(0.12)
Asset Allocation Division
2019	17,417	$2.660780	to	$29.093477	$57,278	2.23%	0.00% to 0.55%	20.42%	to	21.08%
2018	17,585	2.207402	to	24.028105	48,341	1.99	0.00 to 0.55	(5.40)	to	(4.88)
2017	18,186	2.331046	to	25.259678	53,600	2.07	0.00 to 0.55	14.25	to	14.87
2016	17,637	2.038314	to	21.988973	44,895	2.37	0.00 to 0.55	7.20	to	7.79
2015	18,489	1.899554	to	20.400265	44,291	1.92	0.00 to 0.55	(0.97)	to	(0.43)
Fidelity VIP Mid Cap Division
2019	28,622	$5.515184	to	$59.676525	$180,950	0.67%	0.00% to 0.55%	22.50%	to	23.17%
2018	30,730	4.497777	to	48.449732	159,036	0.40	0.00 to 0.55	(15.24)	to	(14.77)
2017	31,890	5.301232	to	56.847028	195,568	0.49	0.00 to 0.55	19.88	to	20.54
2016	33,080	4.417776	to	47.161926	169,985	0.32	0.00 to 0.55	11.31	to	11.92
2015	34,908	3.964922	to	42.137819	162,700	0.25	0.00 to 0.55	(2.17)	to	(1.63)
Fidelity VIP Contrafund Division
2019	18,727	$2.438969	to	$27.008170	$52,730	0.22%	0.00% to 0.55%	30.56%	to	31.27%
2018	19,649	1.866274	to	20.573795	41,918	0.44	0.00 to 0.55	(7.15)	to	(6.64)
2017	19,612	2.008049	to	22.036922	44,858	0.77	0.00 to 0.55	20.92	to	21.59
2016	20,138	1.658952	to	18.124509	38,211	0.62	0.00 to 0.55	7.14	to	7.73
2015	22,441	1.546836	to	16.824006	39,557	0.82	0.00 to 0.55	(0.13)	to	0.42
AMT Sustainable Equity Division
2019	1,863	$2.274699	to	$25.016087	$5,561	0.41%	0.00% to 0.55%	25.20%	to	25.88%
2018	2,134	1.815096	to	19.872228	5,073	0.51	0.00 to 0.55	(6.23)	to	(5.72)
2017	2,092	1.933853	to	21.076980	5,287	0.51	0.00 to 0.55	17.78	to	18.43
2016	2,390	1.640254	to	17.797220	4,887	0.71	0.00 to 0.55	9.26	to	9.86
2015	2,413	1.499733	to	16.199640	4,514	0.57	0.00 to 0.55	(1.01)	to	(0.46)
U.S. Strategic Equity Division
2019	83,411	$2.520964	to	$28.741505	$237,880	1.07%	0.00% to 0.55%	29.55%	to	30.26%
2018	88,552	1.943977	to	22.064057	195,830	1.15	0.00 to 0.55	(10.14)	to	(9.64)
2017	92,817	2.161152	to	24.418364	230,509	1.02	0.00 to 0.55	20.14	to	20.80
2016	99,289	1.797106	to	20.214494	204,986	1.04	0.00 to 0.55	10.03	to	10.64
2015	108,402	1.631656	to	18.271298	203,098	0.82	0.00 to 0.55	0.55	to	1.11
U.S. Small Cap Equity Division
2019	29,197	$3.197903	to	$37.394611	$104,692	0.56%	0.00% to 0.55%	22.40%	to	23.07%
2018	31,008	2.610168	to	30.385277	91,320	0.47	0.00 to 0.55	(12.45)	to	(11.97)
2017	32,697	2.978626	to	34.518205	110,459	0.18	0.00 to 0.55	14.85	to	15.48
2016	34,090	2.590944	to	29.891437	100,382	0.83	0.00 to 0.55	18.01	to	18.66
2015	36,650	2.193357	to	25.191084	91,739	0.67	0.00 to 0.55	(7.69)	to	(7.19)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

28

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)	Total Return Lowest to Highest (1)
International Developed Markets Division
2019	55,727	$2.055606	to	$22.896522	$131,391	2.62%	0.00% to 0.55%	19.07%	to	19.72%
2018	58,409	1.724712	to	19.124827	116,077	1.72	0.00 to 0.55	(15.34)	to	(14.87)
2017	59,631	2.035246	to	22.466466	141,472	2.65	0.00 to 0.55	24.29	to	24.98
2016	60,682	1.635824	to	17.976751	116,151	3.23	0.00 to 0.55	1.80	to	2.36
2015	62,803	1.605290	to	17.562157	117,670	1.15	0.00 to 0.55	(1.85)	to	(1.31)
Strategic Bond Division
2019	27,416	$2.469076	to	$26.963899	$88,249	2.75%	0.00% to 0.55%	8.60%	to	9.19%
2018	28,147	2.271363	to	24.693685	81,612	2.12	0.00 to 0.55	(1.35)	to	(0.81)
2017	29,030	2.300337	to	24.895915	86,180	1.35	0.00 to 0.55	3.30	to	3.86
2016	29,943	2.224732	to	23.970161	86,313	1.59	0.00 to 0.55	2.54	to	3.10
2015	29,943	2.167486	to	23.248775	85,576	2.39	0.00 to 0.55	(0.69)	to	(0.14)
Global Real Estate Securities Division
2019	30,637	$5.422414	to	$59.135972	$186,744	5.05%	0.00% to 0.55%	20.98%	to	21.64%
2018	32,010	4.477782	to	48.615288	161,150	4.49	0.00 to 0.55	(6.24)	to	(5.73)
2017	33,345	4.771257	to	51.568102	179,095	3.63	0.00 to 0.55	11.19	to	11.80
2016	34,924	4.286703	to	46.124107	168,647	4.49	0.00 to 0.55	2.46	to	3.02
2015	36,412	4.179747	to	44.771967	172,160	1.64	0.00 to 0.55	(0.30)	to	0.25
LifePoints Moderate Strategy Division
2019	3,788	$1.435781	to	$17.716081	$7,499	1.21%	0.00% to 0.55%	11.93%	to	12.54%
2018	3,780	1.281521	to	15.741887	6,714	4.57	0.00 to 0.55	(5.44)	to	(4.92)
2017	4,399	1.353996	to	16.557145	6,960	2.27	0.00 to 0.55	9.29	to	9.88
2016	3,497	1.237730	to	15.067752	5,175	3.65	0.00 to 0.55	7.16	to	7.75
2015	2,175	1.153913	to	13.984420	3,256	2.55	0.00 to 0.55	(2.24)	to	(1.71)
LifePoints Balanced Strategy Division
2019	10,992	$1.547882	to	$17.958473	$23,489	1.59%	0.00% to 0.55%	15.81%	to	16.45%
2018	10,926	1.335190	to	15.421524	19,333	5.36	0.00 to 0.55	(7.31)	to	(6.80)
2017	11,492	1.439016	to	16.545882	22,495	2.36	0.00 to 0.55	11.39	to	12.00
2016	10,796	1.290626	to	14.773443	18,770	3.30	0.00 to 0.55	8.46	to	9.05
2015	11,511	1.188804	to	13.546956	17,506	2.20	0.00 to 0.55	(2.84)	to	(2.30)
LifePoints Growth Strategy Division
2019	10,998	$1.608669	to	$17.402048	$23,337	0.70%	0.00% to 0.55%	17.42%	to	18.06%
2018	11,759	1.368685	to	14.739598	21,011	4.93	0.00 to 0.55	(8.55)	to	(8.05)
2017	11,847	1.495208	to	16.029490	22,139	3.19	0.00 to 0.55	15.02	to	15.65
2016	12,307	1.298639	to	13.860030	19,559	2.92	0.00 to 0.55	9.13	to	9.73
2015	13,267	1.188862	to	12.631574	19,036	1.81	0.00 to 0.55	(3.84)	to	(3.31)
LifePoints Equity Growth Strategy Division
2019	5,785	$1.675624	to	$16.548015	$12,286	0.23%	0.00% to 0.55%	19.43%	to	20.09%
2018	6,734	1.401615	to	13.779890	11,597	4.92	0.00 to 0.55	(9.95)	to	(9.45)
2017	6,907	1.554985	to	15.218716	13,330	3.38	0.00 to 0.55	16.91	to	17.55
2016	6,850	1.328754	to	12.946453	10,823	2.95	0.00 to 0.55	10.24	to	10.85
2015	6,000	1.204105	to	11.679451	8,824	1.53	0.00 to 0.55	(4.40)	to	(3.87)
Credit Suisse Trust Commodity Return Strategy Division
2019	4,165	$4.729147	to	$5.018507	$21,391	0.88%	0.00% to 0.55%	6.11%	to	6.69%
2018	4,165	4.432602	to	4.724979	20,036	2.52	0.00 to 0.55	(12.14)	to	(11.66)
2017	3,845	5.017461	to	5.372638	21,122	9.04	0.00 to 0.55	0.96	to	1.52
2016	3,494	4.942479	to	5.316102	18,978	0.00	0.00 to 0.55	11.41	to	12.02
2015	3,059	4.412123	to	4.767003	14,882	0.00	0.00 to 0.55	(25.44)	to	(25.03)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

29

Annual Report December 31, 2019

Northwestern Mutual Variable Life Account II

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account II indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account II as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 24, 2020

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account II since 2007.

2

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Growth Stock Division		Focused Appreciation Division		Large Cap Core Stock Division		Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$13,453		$22,056		$8,021		$2,194	$130,080
Fidelity Variable Insurance Products Fund	-		-		-		-	-
Neuberger Berman Advisers Management Trust	-		-		-		-	-
Russell Investment Funds	-		-		-		-	-
Credit Suisse Trust	-		-		-		-	-
Due from Northwestern Mutual Life Insurance Company	-		-		8		-	3

Total Assets	13,453		22,056		8,029		2,194	130,083

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-		-		-	-
Due to Participants	-		-		-		-	-

Total Liabilities	-		-		-		-	-

Total Net Assets	$13,453		$22,056		$8,029		$2,194	$130,083

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$5,814		$18,834		$4,595		$1,976	$105,774
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	7,359		1,891		2,609		4	15,577
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	279		1,323		824		214	8,465
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	1		8		1		-	267

Total Net Assets	$13,453		$22,056		$8,029		$2,194	$130,083

(1) Investments, at cost	$12,536		$17,890		$8,057		$2,048	$108,005
Mutual Fund Shares Held	4,233		6,949		4,954		1,801	22,482
(2) Accumulation Unit Value	$96.585761		$68.873586		$65.424142		$21.249241	$178.109105
Units Outstanding	61		274		69		93	595
(3) Accumulation Unit Value	$96.585761		$68.873586		$65.424142		$21.249241	$178.109105
Units Outstanding	76		27		40		-	87
(4) Accumulation Unit Value	$96.585761		$68.873586		$65.424142		$21.249241	$178.109105
Units Outstanding	3		19		13		10	48
(5) Accumulation Unit Value	$96.585761		$68.873586		$65.424142		$21.249241	$178.109105
Units Outstanding	-	(a)	-	(a)	-	(a)	-	1

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	1

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Large Company Value Division		Domestic Equity Division	Equity Income Division		Mid Cap Growth Stock Division		Index 400 Stock Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$2,467		$22,120	$14,244		$8,563		$33,255
Fidelity Variable Insurance Products Fund	-		-	-		-		-
Neuberger Berman Advisers Management Trust	-		-	-		-		-
Russell Investment Funds	-		-	-		-		-
Credit Suisse Trust	-		-	-		-		-
Due from Northwestern Mutual Life Insurance Company	-		-	-		-		4

Total Assets	2,467		22,120	14,244		8,563		33,259

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	1		-		-
Due to Participants	-		-	-		-		-

Total Liabilities	-		-	1		-		-

Total Net Assets	$2,467		$22,120	$14,243		$8,563		$33,259

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$1,572		$17,800	$11,573		$4,481		$29,067
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	676		3,235	1,898		3,614		2,931
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	218		1,037	765		465		1,205
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	1		48	7		3		56

Total Net Assets	$2,467		$22,120	$14,243		$8,563		$33,259

(1) Investments, at cost	$2,419		$19,638	$13,811		$7,953		$32,285
Mutual Fund Shares Held	2,388		12,640	8,011		2,501		16,479
(2) Accumulation Unit Value	$20.083819		$35.207252	$40.467475		$154.540637		$66.313755
Units Outstanding	77		506	285		30		438
(3) Accumulation Unit Value	$20.083819		$35.207252	$40.467475		$154.540637		$66.313755
Units Outstanding	34		92	47		23		44
(4) Accumulation Unit Value	$20.083819		$35.207252	$40.467475		$154.540637		$66.313755
Units Outstanding	11		29	19		3		18
(5) Accumulation Unit Value	$20.083819		$35.207252	$40.467475		$154.540637		$66.313755
Units Outstanding	-	(a)	1	-	(a)	-	(a)	1

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	2

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division		Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$13,531	$13,658		$16,709	$9,943	$26,389
Fidelity Variable Insurance Products Fund	-	-		-	-	-
Neuberger Berman Advisers Management Trust	-	-		-	-	-
Russell Investment Funds	-	-		-	-	-
Credit Suisse Trust	-	-		-	-	-
Due from Northwestern Mutual Life Insurance Company	-	6		-	-	-

Total Assets	13,531	13,664		16,709	9,943	26,389

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-		-	-	-
Due to Participants	-	-		-	-	-

Total Liabilities	-	-		-	-	-

Total Net Assets	$13,531	$13,664		$16,709	$9,943	$26,389

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$10,615	$9,308		$13,549	$8,793	$24,298
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	1,828	3,520		2,759	688	785
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	1,062	815		379	462	1,250
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	26	21		22	-	56

Total Net Assets	$13,531	$13,664		$16,709	$9,943	$26,389

(1) Investments, at cost	$13,651	$13,257		$15,968	$10,389	$20,825
Mutual Fund Shares Held	8,180	5,014		11,660	4,584	14,264
(2) Accumulation Unit Value	$49.276848	$78.030714		$27.399696	$52.395678	$28.928599
Units Outstanding	214	119		494	168	840
(3) Accumulation Unit Value	$49.276848	$78.030714		$27.399696	$52.395678	$28.928599
Units Outstanding	37	45		101	13	27
(4) Accumulation Unit Value	$49.276848	$78.030714		$27.399696	$52.395678	$28.928599
Units Outstanding	22	10		14	9	43
(5) Accumulation Unit Value	$49.276848	$78.030714		$27.399696	$52.395678	$28.928599
Units Outstanding	1	-	(a)	1	-	2

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	3

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$23,291	$42,617	$30,378	$21,089	$3,594
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	120	-

Total Assets	23,291	42,617	30,379	21,209	3,594

Liabilities:
Due to Northwestern Mutual Life Insurance Company	1	-	-	-	-
Due to Participants	-	-	-	10	-

Total Liabilities	1	-	-	10	-

Total Net Assets	$23,290	$42,617	$30,379	$21,199	$3,594

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$19,851	$36,627	$28,124	$16,048	$1,852
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	1,460	4,127	698	4,860	384
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	1,930	1,818	1,499	78	1,353
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	49	45	58	213	5

Total Net Assets	$23,290	$42,617	$30,379	$21,199	$3,594

(1) Investments, at cost	$20,708	$44,619	$26,653	$21,089	$3,563
Mutual Fund Shares Held	21,526	25,828	27,099	21,089	3,407
(2) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	1,400	6,309	2,186	371	139
(3) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	103	711	54	112	29
(4) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	136	313	117	2	101
(5) Accumulation Unit Value	$14.176293	$5.804990	$12.866468	$43.345856	$13.380170
Units Outstanding	3	8	4	5	-	(a)

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	4

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Select Bond Division		Long-Term U.S. Government Bond Division		Inflation Protection Division	High Yield Bond Division		Multi-Sector Bond Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$31,508		$672		$4,928	$15,205		$18,341
Fidelity Variable Insurance Products Fund	-		-		-	-		-
Neuberger Berman Advisers Management Trust	-		-		-	-		-
Russell Investment Funds	-		-		-	-		-
Credit Suisse Trust	-		-		-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-		-	3		-

Total Assets	31,508		672		4,928	15,208		18,341

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-		-	-		-
Due to Participants	-		-		-	-		-

Total Liabilities	-		-		-	-		-

Total Net Assets	$31,508		$672		$4,928	$15,208		$18,341

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$23,000		$615		$3,541	$12,637		$16,556
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	7,650		48		1,224	2,241		1,167
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	817		8		155	316		594
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	41		1		8	14		24

Total Net Assets	$31,508		$672		$4,928	$15,208		$18,341

(1) Investments, at cost	$30,806		$633		$4,805	$14,917		$17,446
Mutual Fund Shares Held	24,312		600		4,365	20,355		16,088
(2) Accumulation Unit Value	$245.997917		$22.930587		$15.648347	$59.428074		$21.138053
Units Outstanding	94		27		225	213		783
(3) Accumulation Unit Value	$245.997917		$22.930587		$15.648347	$59.428074		$21.138053
Units Outstanding	31		2		78	38		55
(4) Accumulation Unit Value	$245.997917		$22.930587		$15.648347	$59.428074		$21.138053
Units Outstanding	3		-	(a)	10	5		28
(5) Accumulation Unit Value	$245.997917		$22.930587		$15.648347	$59.428074		$21.138053
Units Outstanding	-	(a)	-	(a)	1	-	(a)	1

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	5

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	Balanced Division		Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$7,767		$2,357	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	14,289	18,253	-
Neuberger Berman Advisers Management Trust	-		-	-	-	11,086
Russell Investment Funds	-		-	-	-	-
Credit Suisse Trust	-		-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-		4	-	-	-

Total Assets	7,767		2,361	14,289	18,253	11,086

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-	-	-
Due to Participants	-		-	-	-	-

Total Liabilities	-		-	-	-	-

Total Net Assets	$7,767		$2,361	$14,289	$18,253	$11,086

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$3,567		$710	$12,344	$16,046	$10,122
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	4,186		1,438	987	482	332
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	7		213	958	1,682	606
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	7		-	-	43	26

Total Net Assets	$7,767		$2,361	$14,289	$18,253	$11,086

(1) Investments, at cost	$7,522		$2,332	$14,501	$16,808	$10,088
Mutual Fund Shares Held	5,227		1,937	450	506	412
(2) Accumulation Unit Value	$246.784874		$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	14		25	207	593	404
(3) Accumulation Unit Value	$246.784874		$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	17		49	17	18	13
(4) Accumulation Unit Value	$246.784874		$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	-	(a)	7	16	62	24
(5) Accumulation Unit Value	$246.784874		$29.093477	$59.676525	$27.008170	$25.016087
Units Outstanding	-	(a)	-	-	2	1

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	6

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	4,290	2,771	10,434	9,326	22,970
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	8	1	1	4	2

Total Assets	4,298	2,772	10,435	9,330	22,972

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$4,298	$2,772	$10,435	$9,330	$22,972

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$3,710	$2,154	$7,202	$7,068	$20,302
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	560	377	3,143	1,864	1,634
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	28	241	90	384	995
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	-	-	-	14	41

Total Net Assets	$4,298	$2,772	$10,435	$9,330	$22,972

(1) Investments, at cost	$4,424	$2,838	$10,264	$9,195	$22,197
Mutual Fund Shares Held	268	194	890	883	1,492
(2) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	128	58	314	262	342
(3) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	19	10	137	69	27
(4) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	1	6	4	14	17
(5) Accumulation Unit Value	$28.741505	$37.394611	$22.896522	$26.963899	$59.135972
Units Outstanding	-	-	-	1	1

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	7

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2019 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	124	1,543	2,622	420	-
Credit Suisse Trust	-	-	-	-	10,747
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	124	1,543	2,622	420	10,747

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$124	$1,543	$2,622	$420	$10,747

Net Assets:
Custom Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$73	$537	$1,771	$420	$9,906
Executive Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	51	1,006	462	-	380
Survivorship Variable Universal Life Policies Issued Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	-	-	389	-	433
Variable Universal Life Plus Policies Issued On or After November 11, 2019 (5)
Policyowners’ Equity	-	-	-	-	28

Total Net Assets	$124	$1,543	$2,622	$420	$10,747

(1) Investments, at cost	$122	$1,485	$2,627	$426	$11,399
Mutual Fund Shares Held	12	158	270	46	2,928
(2) Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	4	30	102	26	2,094
(3) Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	3	56	27	-	80
(4) Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	-	-	22	-	92
(5) Accumulation Unit Value	$17.716081	$17.958473	$17.402048	$16.548015	$4.729147
Units Outstanding	-	-	-	-	6

(a) Amount is less than one thousand.

The Accompanying Notes are an Integral Part of these Financial Statements.	8

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2019 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$82	$128	$84	$23	$1,720

Net investment income (loss)	82	128	84	23	1,720

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	200	261	(70)	34	2,611
Realized gain distribution	1,274	1,126	345	193	2,510

Realized gains (losses)	1,474	1,387	275	227	5,121

Change in unrealized appreciation/(depreciation) of investments during the period	1,387	3,643	1,518	187	19,962

Net increase (decrease) in net assets resulting from operations	$2,943	$5,158	$1,877	$437	$26,803

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$45	$360	$303	$14	$350

Net investment income (loss)	45	360	303	14	350

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1	179	32	73	129
Realized gain distribution	144	927	808	334	1,860

Realized gains (losses)	145	1,106	840	407	1,989

Change in unrealized appreciation/(depreciation) of investments during the period	251	1,911	1,856	1,384	3,530

Net increase (decrease) in net assets resulting from operations	$441	$3,377	$2,999	$1,805	$5,869

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$193	$11	$36	$44	$281

Net investment income (loss)	193	11	36	44	281

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(100)	283	104	(50)	179
Realized gain distribution	1,070	1,649	996	1,424	73

Realized gains (losses)	970	1,932	1,100	1,374	252

Change in unrealized appreciation/(depreciation) of investments during the period	1,627	1,249	1,481	550	5,723

Net increase (decrease) in net assets resulting from operations	$2,790	$3,192	$2,617	$1,968	$6,256

The Accompanying Notes are an Integral Part of these Financial Statements.	9

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2019 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division

Income:
Dividend income	$329	$972	$294	$306	$72

Net investment income (loss)	329	972	294	306	72

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	40	(198)	33	-	11
Realized gain distribution	528	1,777	-	-	-

Realized gains (losses)	568	1,579	33	-	11

Change in unrealized appreciation/(depreciation) of investments during the period	3,531	1,872	4,174	-	37

Net increase (decrease) in net assets resulting from operations	$4,428	$4,423	$4,501	$306	$120

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$843	$12	$113	$782	$769

Net investment income (loss)	843	12	113	782	769

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	114	65	8	(11)	41
Realized gain distribution	-	-	-	-	-

Realized gains (losses)	114	65	8	(11)	41

Change in unrealized appreciation/(depreciation) of investments during the period	1,310	43	229	1,034	1,138

Net increase (decrease) in net assets resulting from operations	$2,267	$120	$350	$1,805	$1,948

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division

Income:
Dividend income	$166	$30	$90	$34	$41

Net investment income (loss)	166	30	90	34	41

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	39	12	(146)	4	79
Realized gain distribution	372	83	1,284	1,501	549

Realized gains (losses)	411	95	1,138	1,505	628

Change in unrealized appreciation/(depreciation) of investments during the period	588	106	1,454	2,316	1,359

Net increase (decrease) in net assets resulting from operations	$1,165	$231	$2,682	$3,855	$2,028

The Accompanying Notes are an Integral Part of these Financial Statements.	10

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2019 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division

Income:
Dividend income	$42	$15	$256	$263

Net investment income (loss)	42	15	256	263

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(88)	(53)	(18)	62
Realized gain distribution	222	41	-	132

Realized gains (losses)	134	(12)	(18)	194

Change in unrealized appreciation/(depreciation) of investments during the period	852	510	1,266	311

Net increase (decrease) in net assets resulting from operations	$1,028	$513	$1,504	$768

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division

Income:
Dividend income	$1,090	$1	$23	$18

Net investment income (loss)	1,090	1	23	18

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	41	(1)	(86)	(12)
Realized gain distribution	-	2	29	130

Realized gains (losses)	41	1	(57)	118

Change in unrealized appreciation/(depreciation) of investments during the period	2,538	11	274	265

Net increase (decrease) in net assets resulting from operations	$3,669	$13	$240	$401

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$1	$80

Net investment income (loss)	1	80

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1)	(333)
Realized gain distribution	28	-

Realized gains (losses)	27	(333)

Change in unrealized appreciation/(depreciation) of investments during the period	50	838

Net increase (decrease) in net assets resulting from operations	$78	$585

The Accompanying Notes are an Integral Part of these Financial Statements.	11

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$82	$72	$128	$82
Net realized gains (losses)	1,474	1,264	1,387	731
Net change in unrealized appreciation/(depreciation)	1,387	(1,249)	3,643	(1,215)

Net increase (decrease) in net assets resulting from operations	2,943	87	5,158	(402)

Policy Transactions:
Policy owners’ net payments	1,040	791	2,627	2,358
Policy loans, surrenders and death benefits	(220)	(344)	(553)	(640)
Mortality and other (net)	(296)	(265)	(639)	(613)
Transfers from other divisions or sponsor	48,949	49,870	33,005	29,722
Transfers to other divisions or sponsor	(48,391)	(49,627)	(33,303)	(29,635)

Net increase (decrease) in net assets resulting from contract transactions	1,082	425	1,137	1,192

Net increase (decrease) in net assets	4,025	512	6,295	790

Net Assets:
Beginning of period	9,428	8,916	15,761	14,971

End of period	$13,453	$9,428	$22,056	$15,761

Units issued during the period	583	648	589	592
Units redeemed during the period	(570)	(643)	(571)	(570)

Net units issued (redeemed) during period	13	5	18	22

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$84	$101	$23	$16
Net realized gains (losses)	275	2,040	227	154
Net change in unrealized appreciation/(depreciation)	1,518	(2,542)	187	(255)
Net increase (decrease) in net assets resulting from operations	1,877	(401)	437	(85)

Policy Transactions:
Policy owners’ net payments	684	658	194	189
Policy loans, surrenders and death benefits	(329)	(280)	(57)	(45)
Mortality and other (net)	(204)	(196)	(66)	(62)
Transfers from other divisions or sponsor	15,446	17,082	2,028	2,062
Transfers to other divisions or sponsor	(15,583)	(16,999)	(2,282)	(2,354)

Net increase (decrease) in net assets resulting from contract transactions	14	265	(183)	(210)

Net increase (decrease) in net assets	1,891	(136)	254	(295)

Net Assets:
Beginning of period	6,138	6,274	1,940	2,235

End of period	$8,029	$6,138	$2,194	$1,940

Units issued during the period	280	334	116	127
Units redeemed during the period	(281)	(330)	(126)	(139)

Net units issued (redeemed) during period	(1)	4	(10)	(12)

The Accompanying Notes are an Integral Part of these Financial Statements.	12

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$1,720	$1,216	$45	$24
Net realized gains (losses)	5,121	2,815	145	88
Net change in unrealized appreciation/(depreciation)	19,962	(8,101)	251	(238)

Net increase (decrease) in net assets resulting from operations	26,803	(4,070)	441	(126)

Policy Transactions:
Policy owners’ net payments	25,763	15,249	439	303
Policy loans, surrenders and death benefits	(2,413)	(1,568)	(133)	(43)
Mortality and other (net)	(4,944)	(3,071)	(84)	(68)
Transfers from other divisions or sponsor	197,896	174,565	3,122	2,068
Transfers to other divisions or sponsor	(189,319)	(165,002)	(2,727)	(1,820)

Net increase (decrease) in net assets resulting from contract transactions	26,983	20,173	617	440

Net increase (decrease) in net assets	53,786	16,103	1,058	314

Net Assets:
Beginning of period	76,297	60,194	1,409	1,095

End of period	$130,083	$76,297	$2,467	$1,409

Units issued during the period	1,455	1,334	194	146
Units redeemed during the period	(1,286)	(1,195)	(161)	(121)

Net units issued (redeemed) during period	169	139	33	25

	Domestic Equity Division		Equity Income Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$360	$258	$303	$249
Net realized gains (losses)	1,106	707	840	1,168
Net change in unrealized appreciation/(depreciation)	1,911	(1,452)	1,856	(2,587)

Net increase (decrease) in net assets resulting from operations	3,377	(487)	2,999	(1,170)

Policy Transactions:
Policy owners’ net payments	4,073	2,772	1,358	1,497
Policy loans, surrenders and death benefits	(531)	(576)	(598)	(518)
Mortality and other (net)	(938)	(685)	(400)	(414)
Transfers from other divisions or sponsor	39,544	37,070	29,631	31,165
Transfers to other divisions or sponsor	(38,135)	(35,826)	(29,890)	(30,453)

Net increase (decrease) in net assets resulting from contract transactions	4,013	2,755	101	1,277

Net increase (decrease) in net assets	7,390	2,268	3,100	107

Net Assets:
Beginning of period	14,730	12,462	11,143	11,036

End of period	$22,120	$14,730	$14,243	$11,143

Units issued during the period	1,387	1,316	868	988
Units redeemed during the period	(1,265)	(1,225)	(865)	(954)

Net units issued (redeemed) during period	122	91	3	34

The Accompanying Notes are an Integral Part of these Financial Statements.	13

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$14	$7	$350	$233
Net realized gains (losses)	407	903	1,989	1,632
Net change in unrealized appreciation/(depreciation)	1,384	(1,260)	3,530	(4,450)

Net increase (decrease) in net assets resulting from operations	1,805	(350)	5,869	(2,585)

Policy Transactions:
Policy owners’ net payments	691	556	6,354	3,921
Policy loans, surrenders and death benefits	(188)	(118)	(364)	(1,074)
Mortality and other (net)	(226)	(167)	(1,267)	(857)
Transfers from other divisions or sponsor	26,139	17,934	65,435	62,443
Transfers to other divisions or sponsor	(24,034)	(18,637)	(62,994)	(59,317)

Net increase (decrease) in net assets resulting from contract transactions	2,382	(432)	7,164	5,116

Net increase (decrease) in net assets	4,187	(782)	13,033	2,531

Net Assets:
Beginning of period	4,376	5,158	20,226	17,695

End of period	$8,563	$4,376	$33,259	$20,226

Units issued during the period	192	146	1,212	1,177
Units redeemed during the period	(174)	(148)	(1,095)	(1,090)

Net units issued (redeemed) during period	18	(2)	117	87

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$193	$153	$11	$-
Net realized gains (losses)	970	941	1,932	1,100
Net change in unrealized appreciation/(depreciation)	1,627	(2,395)	1,249	(2,288)

Net increase (decrease) in net assets resulting from operations	2,790	(1,301)	3,192	(1,188)

Policy Transactions:
Policy owners’ net payments	2,577	1,927	2,148	1,534
Policy loans, surrenders and death benefits	(676)	(410)	(492)	(397)
Mortality and other (net)	(624)	(470)	(477)	(394)
Transfers from other divisions or sponsor	26,422	28,842	31,435	30,281
Transfers to other divisions or sponsor	(26,093)	(27,882)	(30,461)	(29,563)

Net increase (decrease) in net assets resulting from contract transactions	1,606	2,007	2,153	1,461

Net increase (decrease) in net assets	4,396	706	5,345	273

Net Assets:
Beginning of period	9,135	8,429	8,319	8,046

End of period	$13,531	$9,135	$13,664	$8,319

Units issued during the period	674	719	487	485
Units redeemed during the period	(640)	(672)	(457)	(465)

Net units issued (redeemed) during period	34	47	30	20

The Accompanying Notes are an Integral Part of these Financial Statements.	14

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$36	$141	$44	$43
Net realized gains (losses)	1,100	616	1,374	741
Net change in unrealized appreciation/(depreciation)	1,481	(1,875)	550	(1,829)

Net increase (decrease) in net assets resulting from operations	2,617	(1,118)	1,968	(1,045)

Policy Transactions:
Policy owners’ net payments	3,329	1,856	1,264	1,094
Policy loans, surrenders and death benefits	(153)	(242)	(300)	(424)
Mortality and other (net)	(609)	(400)	(310)	(311)
Transfers from other divisions or sponsor	32,317	32,992	15,027	14,454
Transfers to other divisions or sponsor	(30,710)	(31,182)	(15,021)	(14,331)

Net increase (decrease) in net assets resulting from contract transactions	4,174	3,024	660	482

Net increase (decrease) in net assets	6,791	1,906	2,628	(563)

Net Assets:
Beginning of period	9,918	8,012	7,315	7,878

End of period	$16,709	$9,918	$9,943	$7,315

Units issued during the period	1,464	1,399	347	336
Units redeemed during the period	(1,297)	(1,283)	(333)	(325)

Net units issued (redeemed) during period	167	116	14	11

	International Growth Division		Research International Core Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$281	$237	$329	$215
Net realized gains (losses)	252	233	568	82
Net change in unrealized appreciation/(depreciation)	5,723	(2,441)	3,531	(2,228)

Net increase (decrease) in net assets resulting from operations	6,256	(1,971)	4,428	(1,931)

Policy Transactions:
Policy owners’ net payments	4,876	3,452	5,110	2,994
Policy loans, surrenders and death benefits	(520)	(689)	(336)	(405)
Mortality and other (net)	(1,053)	(773)	(1,054)	(703)
Transfers from other divisions or sponsor	38,513	32,159	41,142	33,864
Transfers to other divisions or sponsor	(38,091)	(30,378)	(39,280)	(30,772)

Net increase (decrease) in net assets resulting from contract transactions	3,725	3,771	5,582	4,978

Net increase (decrease) in net assets	9,981	1,800	10,010	3,047

Net Assets:
Beginning of period	16,408	14,608	13,280	10,233

End of period	$26,389	$16,408	$23,290	$13,280

Units issued during the period	1,764	1,550	3,761	3,053
Units redeemed during the period	(1,617)	(1,388)	(3,320)	(2,651)

Net units issued (redeemed) during period	147	162	441	402

The Accompanying Notes are an Integral Part of these Financial Statements.	15

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$972	$839	$294	$245
Net realized gains (losses)	1,579	266	33	65
Net change in unrealized appreciation/(depreciation)	1,872	(6,450)	4,174	(2,866)

Net increase (decrease) in net assets resulting from operations	4,423	(5,345)	4,501	(2,556)

Policy Transactions:
Policy owners’ net payments	7,233	6,197	6,460	4,378
Policy loans, surrenders and death benefits	(1,255)	(1,291)	(387)	(765)
Mortality and other (net)	(1,493)	(1,265)	(1,320)	(893)
Transfers from other divisions or sponsor	76,907	76,709	44,444	32,578
Transfers to other divisions or sponsor	(74,346)	(74,892)	(42,467)	(29,492)

Net increase (decrease) in net assets resulting from contract transactions	7,046	5,458	6,730	5,806

Net increase (decrease) in net assets	11,469	113	11,231	3,250

Net Assets:
Beginning of period	31,148	31,035	19,148	15,898

End of period	$42,617	$31,148	$30,379	$19,148

Units issued during the period	15,795	14,408	4,468	3,332
Units redeemed during the period	(14,496)	(13,458)	(3,902)	(2,822)

Net units issued (redeemed) during period	1,299	950	566	510

	Government Money Market Division		Short-Term Bond Division
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2019	2018	2019	2018

Operations:
Net investment income (loss)	$306	$200	$72	$38
Net realized gains (losses)	-	-	11	(3)
Net change in unrealized appreciation/(depreciation)	-	-	37	(2)

Net increase (decrease) in net assets resulting from operations	306	200	120	33

Policy Transactions:
Policy owners’ net payments	43,219	42,716	414	233
Policy loans, surrenders and death benefits	(2,618)	(693)	(257)	(109)
Mortality and other (net)	(898)	(812)	(102)	(74)
Transfers from other divisions or sponsor	48,985	70,301	4,846	3,564
Transfers to other divisions or sponsor	(83,745)	(108,891)	(3,819)	(2,674)

Net increase (decrease) in net assets resulting from contract transactions	4,943	2,621	1,082	940

Net increase (decrease) in net assets	5,249	2,821	1,202	973

Net Assets:
Beginning of period	15,950	13,129	2,392	1,419

End of period	$21,199	$15,950	$3,594	$2,392

Units issued during the period	2,333	2,936	424	306
Units redeemed during the period	(2,218)	(2,875)	(342)	(231)

Net units issued (redeemed) during period	115	61	82	75

The Accompanying Notes are an Integral Part of these Financial Statements.	16

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$843	$534	$12	$17
Net realized gains (losses)	114	(142)	65	2
Net change in unrealized appreciation/(depreciation)	1,310	(404)	43	(7)

Net increase (decrease) in net assets resulting from operations	2,267	(12)	120	12

Policy Transactions:
Policy owners’ net payments	4,877	3,473	142	74
Policy loans, surrenders and death benefits	(1,219)	(993)	(3)	(154)
Mortality and other (net)	(1,180)	(907)	(27)	(18)
Transfers from other divisions or sponsor	97,972	95,211	663	870
Transfers to other divisions or sponsor	(94,886)	(94,387)	(901)	(372)

Net increase (decrease) in net assets resulting from contract transactions	5,564	2,397	(126)	400

Net increase (decrease) in net assets	7,831	2,385	(6)	412

Net Assets:
Beginning of period	23,677	21,292	678	266

End of period	$31,508	$23,677	$672	$678

Units issued during the period	439	460	39	55
Units redeemed during the period	(415)	(449)	(43)	(35)

Net units issued (redeemed) during period	24	11	(4)	20

	Inflation Protection Division		High Yield Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$113	$71	$782	$619
Net realized gains (losses)	8	(6)	(11)	(39)
Net change in unrealized appreciation/(depreciation)	229	(153)	1,034	(890)

Net increase (decrease) in net assets resulting from operations	350	(88)	1,805	(310)

Policy Transactions:
Policy owners’ net payments	899	605	1,827	1,579
Policy loans, surrenders and death benefits	(84)	(373)	(301)	(650)
Mortality and other (net)	(209)	(63)	(455)	(375)
Transfers from other divisions or sponsor	13,072	9,949	30,355	30,072
Transfers to other divisions or sponsor	(12,826)	(9,235)	(29,413)	(30,118)

Net increase (decrease) in net assets resulting from contract transactions	852	883	2,013	508

Net increase (decrease) in net assets	1,202	795	3,818	198

Net Assets:
Beginning of period	3,726	2,931	11,390	11,192

End of period	$4,928	$3,726	$15,208	$11,390

Units issued during the period	944	747	599	607
Units redeemed during the period	(889)	(687)	(564)	(597)

Net units issued (redeemed) during period	55	60	35	10

The Accompanying Notes are an Integral Part of these Financial Statements.	17

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Multi-Sector Bond Division		Balanced Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$769	$356	$166	$153
Net realized gains (losses)	41	(30)	411	144
Net change in unrealized appreciation/(depreciation)	1,138	(459)	588	(511)

Net increase (decrease) in net assets resulting from operations	1,948	(133)	1,165	(214)

Policy Transactions:
Policy owners’ net payments	3,287	2,290	581	580
Policy loans, surrenders and death benefits	(284)	(479)	(472)	(152)
Mortality and other (net)	(723)	(481)	(180)	(163)
Transfers from other divisions or sponsor	27,196	19,749	38,750	46,011
Transfers to other divisions or sponsor	(25,605)	(18,600)	(38,525)	(45,503)

Net increase (decrease) in net assets resulting from contract transactions	3,871	2,479	154	773

Net increase (decrease) in net assets	5,819	2,346	1,319	559

Net Assets:
Beginning of period	12,522	10,176	6,448	5,889

End of period	$18,341	$12,522	$7,767	$6,448

Units issued during the period	1,623	1,227	172	234
Units redeemed during the period	(1,431)	(1,093)	(172)	(231)

Net units issued (redeemed) during period	192	134	-	3

	Asset Allocation Division		Fidelity VIP Mid Cap Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$30	$22	$90	$57
Net realized gains (losses)	95	40	1,138	1,212
Net change in unrealized appreciation/(depreciation)	106	(121)	1,454	(3,345)

Net increase (decrease) in net assets resulting from operations	231	(59)	2,682	(2,076)

Policy Transactions:
Policy owners’ net payments	159	218	1,821	1,518
Policy loans, surrenders and death benefits	(19)	(45)	(294)	(477)
Mortality and other (net)	(38)	(34)	(456)	(467)
Transfers from other divisions or sponsor	2,705	1,288	23,620	41,682
Transfers to other divisions or sponsor	(1,688)	(1,135)	(25,229)	(41,719)

Net increase (decrease) in net assets resulting from contract transactions	1,119	292	(538)	537

Net increase (decrease) in net assets	1,350	233	2,144	(1,539)

Net Assets:
Beginning of period	1,011	778	12,145	13,684

End of period	$2,361	$1,011	$14,289	$12,145

Units issued during the period	113	59	473	750
Units redeemed during the period	(74)	(48)	(484)	(739)

Net units issued (redeemed) during period	39	11	(11)	11

The Accompanying Notes are an Integral Part of these Financial Statements.	18

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$34	$50	$41	$33
Net realized gains (losses)	1,505	886	628	465
Net change in unrealized appreciation/(depreciation)	2,316	(1,772)	1,359	(937)

Net increase (decrease) in net assets resulting from operations	3,855	(836)	2,028	(439)

Policy Transactions:
Policy owners’ net payments	3,882	2,668	2,441	1,833
Policy loans, surrenders and death benefits	(462)	(341)	(14)	(420)
Mortality and other (net)	(868)	(619)	(555)	(418)
Transfers from other divisions or sponsor	29,977	21,723	20,827	15,667
Transfers to other divisions or sponsor	(29,182)	(20,332)	(20,372)	(15,183)

Net increase (decrease) in net assets resulting from contract transactions	3,347	3,099	2,327	1,479

Net increase (decrease) in net assets	7,202	2,263	4,355	1,040

Net Assets:
Beginning of period	11,051	8,788	6,731	5,691

End of period	$18,253	$11,051	$11,086	$6,731

Units issued during the period	1,432	1,116	1,073	892
Units redeemed during the period	(1,294)	(977)	(969)	(823)

Net units issued (redeemed) during period	138	139	104	69

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$42	$47	$15	$12
Net realized gains (losses)	134	785	(12)	437
Net change in unrealized appreciation/(depreciation)	852	(1,205)	510	(753)

Net increase (decrease) in net assets resulting from operations	1,028	(373)	513	(304)

Policy Transactions:
Policy owners’ net payments	263	291	195	194
Policy loans, surrenders and death benefits	(75)	(132)	(85)	(46)
Mortality and other (net)	(92)	(106)	(71)	(79)
Transfers from other divisions or sponsor	9,015	10,157	6,631	7,305
Transfers to other divisions or sponsor	(9,389)	(10,165)	(6,611)	(7,360)

Net increase (decrease) in net assets resulting from contract transactions	(278)	45	59	14

Net increase (decrease) in net assets	750	(328)	572	(290)

Net Assets:
Beginning of period	3,548	3,876	2,200	2,490

End of period	$4,298	$3,548	$2,772	$2,200

Units issued during the period	362	424	198	217
Units redeemed during the period	(374)	(423)	(197)	(216)

Net units issued (redeemed) during period	(12)	1	1	1

The Accompanying Notes are an Integral Part of these Financial Statements.	19

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Developed Markets Division		Strategic Bond Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$256	$117	$263	$136
Net realized gains (losses)	(18)	601	194	(33)
Net change in unrealized appreciation/(depreciation)	1,266	(1,776)	311	(126)

Net increase (decrease) in net assets resulting from operations	1,504	(1,058)	768	(23)

Policy Transactions:
Policy owners’ net payments	1,369	970	1,430	1,066
Policy loans, surrenders and death benefits	(216)	(187)	(201)	(321)
Mortality and other (net)	(290)	(229)	(388)	(284)
Transfers from other divisions or sponsor	22,235	14,228	38,696	19,936
Transfers to other divisions or sponsor	(20,431)	(13,696)	(38,057)	(18,435)

Net increase (decrease) in net assets resulting from contract transactions	2,667	1,086	1,480	1,962

Net increase (decrease) in net assets	4,171	28	2,248	1,939

Net Assets:
Beginning of period	6,264	6,236	7,082	5,143

End of period	$10,435	$6,264	$9,330	$7,082

Units issued during the period	1,134	713	1,562	877
Units redeemed during the period	(1,006)	(663)	(1,503)	(796)

Net units issued (redeemed) during period	128	50	59	81

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$1,090	$699	$1	$5
Net realized gains (losses)	41	36	1	(1)
Net change in unrealized appreciation/(depreciation)	2,538	(1,644)	11	(10)

Net increase (decrease) in net assets resulting from operations	3,669	(909)	13	(6)

Policy Transactions:
Policy owners’ net payments	4,094	2,993	24	25
Policy loans, surrenders and death benefits	(613)	(600)	-	(72)
Mortality and other (net)	(942)	(710)	(5)	(11)
Transfers from other divisions or sponsor	42,112	34,264	145	130
Transfers to other divisions or sponsor	(41,547)	(32,878)	(147)	(129)

Net increase (decrease) in net assets resulting from contract transactions	3,104	3,069	17	(57)

Net increase (decrease) in net assets	6,773	2,160	30	(63)

Net Assets:
Beginning of period	16,199	14,039	94	157

End of period	$22,972	$16,199	$124	$94

Units issued during the period	848	759	10	10
Units redeemed during the period	(793)	(699)	(9)	(13)

Net units issued (redeemed) during period	55	60	1	(3)

The Accompanying Notes are an Integral Part of these Financial Statements.	20

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$23	$90	$18	$122
Net realized gains (losses)	(57)	21	118	86
Net change in unrealized appreciation/(depreciation)	274	(233)	265	(401)

Net increase (decrease) in net assets resulting from operations	240	(122)	401	(193)

Policy Transactions:
Policy owners’ net payments	154	140	236	270
Policy loans, surrenders and death benefits	(122)	-	(234)	(9)
Mortality and other (net)	(37)	(33)	(70)	(67)
Transfers from other divisions or sponsor	2,288	2,287	3,429	3,291
Transfers to other divisions or sponsor	(2,601)	(1,637)	(3,396)	(3,320)

Net increase (decrease) in net assets resulting from contract transactions	(318)	757	(35)	165

Net increase (decrease) in net assets	(78)	635	366	(28)

Net Assets:
Beginning of period	1,621	986	2,256	2,284

End of period	$1,543	$1,621	$2,622	$2,256

Units issued during the period	188	151	227	227
Units redeemed during the period	(207)	(106)	(229)	(217)

Net units issued (redeemed) during period	(19)	45	(2)	10

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

Operations:
Net investment income (loss)	$1	$24	$80	$191
Net realized gains (losses)	27	24	(333)	(435)
Net change in unrealized appreciation/(depreciation)	50	(100)	838	(743)

Net increase (decrease) in net assets resulting from operations	78	(52)	585	(987)

Policy Transactions:
Policy owners’ net payments	71	93	2,537	1,890
Policy loans, surrenders and death benefits	-	-	(210)	(329)
Mortality and other (net)	(26)	(26)	(541)	(410)
Transfers from other divisions or sponsor	207	177	20,092	15,426
Transfers to other divisions or sponsor	(333)	(340)	(19,379)	(14,919)

Net increase (decrease) in net assets resulting from contract transactions	(81)	(96)	2,499	1,658

Net increase (decrease) in net assets	(3)	(148)	3,084	671

Net Assets:
Beginning of period	423	571	7,663	6,992

End of period	$420	$423	$10,747	$7,663

Units issued during the period	19	38	5,055	3,654
Units redeemed during the period	(24)	(45)	(4,512)	(3,317)

Net units issued (redeemed) during period	(5)	(7)	543	337

The Accompanying Notes are an Integral Part of these Financial Statements.	21

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Funds in which it invests.

Executive Variable Universal Life II Policies were made available as of November 11, 2019; no such policies were issued during the period ended December 31, 2019.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2019, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). There were no transfers between levels during the year. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2019 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$4,195	$1,755
Focused Appreciation Division	5,394	3,003
Large Cap Core Stock Division	1,695	1,259
Large Cap Blend Division	490	458
Index 500 Stock Division	49,558	18,327
Large Company Value Division	1,133	326
Domestic Equity Division	8,096	2,798
Equity Income Division	3,526	2,312
Mid Cap Growth Stock Division	4,240	1,508
Index 400 Stock Division	12,891	3,533
Mid Cap Value Division	5,193	2,325
Small Cap Growth Stock Division	5,856	2,049
Index 600 Stock Division	7,049	1,856
Small Cap Value Division	3,509	1,381
International Growth Division	7,137	3,058
Research International Core Division	8,725	2,287
International Equity Division	15,328	5,533
Emerging Markets Equity Division	10,332	3,310
Government Money Market Division	55,213	50,065
Short-Term Bond Division	2,036	834
Select Bond Division	14,685	8,276
Long-Term U.S. Government Bond Division	462	578
Inflation Protection Bond Division	1,941	977

22

Notes to Financial Statements

Fund Name	Purchases	Sales
High Yield Bond Division	$4,464	$1,671
Multi-Sector Bond Division	7,518	2,878
Balanced Division	2,281	1,589
Asset Allocation Division	1,457	230
Fidelity VIP Mid Cap Division	4,795	3,959
Fidelity VIP Contrafund Division	7,200	2,318
AMT Sustainable Equity Division	4,516	1,600
U.S. Strategic Equity Division	781	803
U.S. Small Cap Equity Division	469	354
International Developed Markets Division	3,945	1,022
Strategic Bond Division	4,659	2,788
Global Real Estate Securities Division	7,354	3,163
LifePoints Moderate Strategy Division	51	31
LifePoints Balanced Strategy Division	901	1,168
LifePoints Growth Strategy Division	672	559
LifePoints Equity Growth Strategy Division	113	166
Credit Suisse Trust Commodity Return Strategy Division	4,511	1,932

4.	Expenses and Related Party Transactions

A monthly deduction for policy and service charges is paid to Northwestern Mutual. This monthly deduction includes charges for the cost of insurance, administrative fees, underwriting, and other charges for optional benefits.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

On or around May 1, 2020, the Company will automatically transfer amounts in the Account’s investment in the following divisions to a share class of the same Fund that does not have a Rule 12b-1 fee.

Division	Current Fund/Class	New Fund/Class
Fidelity VIP Mid Cap Division	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Initial Class
Fidelity VIP Contrafund Division	Fidelity VIP Contrafund Portfolio – Service Class 2	Fidelity VIP Contrafund Portfolio – Initial Class
Credit Suisse Commodity Return Strategy Division	Credit Suisse Commodity Return Strategy Portfolio – Class 1	Credit Suisse Commodity Return Strategy Portfolio – Class 2

The Funds will continue to be managed by the same investment advisor according to the same investment objectives and policies and for the same investment advisory and other fee structure as before the transaction. However, expenses related to investment in the new share class of the Funds will not reflect a Rule 12b-1 fee.

Subsequent to December 31, 2019 a pandemic related to COVID-19 was declared which has adversely affected the financial markets and the economy and may continue to do so for an extended period of time. The extent of the impact is uncertain and cannot be predicted at this time. Management will continue to monitor developments which may have a negative impact on the Account’s assets.

23

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio (1)	Total Return (1)
Growth Stock Division
2019	140	$96.585761	$13,453	0.67%	0.00%	29.68%
2018	127	74.477290	9,428	0.72	0.00	1.26
2017	122	73.551913	8,916	0.87	0.00	24.27
2016	110	59.189518	6,498	0.89	0.00	2.47
2015	102	57.763945	5,867	0.74	0.00	6.01
Focused Appreciation Division
2019	320	$68.873586	$22,056	0.66%	0.00%	31.97%
2018	302	52.188290	15,761	0.51	0.00	(2.34)
2017	280	53.438372	14,971	0.73	0.00	33.62
2016	288	39.992151	11,512	0.24	0.00	5.87
2015	260	37.773111	9,866	0.00	0.00	13.64
Large Cap Core Stock Division
2019	122	$65.424142	$8,029	1.20%	0.00%	31.19%
2018	123	49.869208	6,138	1.54	0.00	(6.04)
2017	119	53.073917	6,274	1.80	0.00	24.87
2016	81	42.503832	3,451	2.16	0.00	7.57
2015	69	37.544148	2,627	1.14	0.00	28.58
Large Cap Blend Division
2019	103	$21.249241	$2,194	1.14%	0.00%	23.97%
2018	113	17.140701	1,940	0.79	0.00	(4.00)
2017	125	17.855817	2,235	0.91	0.00	19.02
2016	116	15.001832	1,740	1.09	0.00	13.99
2015	104	13.161232	1,369	0.88	0.00	(2.42)
Index 500 Stock Division
2019	731	$178.109105	$130,083	1.64%	0.00%	31.18%
2018	562	135.776139	76,297	1.66	0.00	(4.58)
2017	423	142.286114	60,194	1.74	0.00	21.52
2016	337	117.092375	39,430	1.82	0.00	11.73
2015	291	104.794845	30,414	1.71	0.00	1.17
Large Company Value Division
2019	122	$20.083819	$2,467	2.33%	0.00%	27.66%
2018	89	15.732361	1,409	1.78	0.00	(7.92)
2017	64	17.086312	1,095	2.09	0.00	11.10
2016	50	15.379433	769	2.06	0.00	15.36
2015	26	13.331635	343	1.71	0.00	(3.85)
Domestic Equity Division
2019	628	$35.207252	$22,120	1.94%	0.00%	20.77%
2018	506	29.152607	14,730	1.81	0.00	(2.81)
2017	415	29.996128	12,462	1.65	0.00	13.78
2016	301	26.364364	7,934	1.97	0.00	14.98
2015	222	22.929503	5,133	1.85	0.00	(0.09)
Equity Income Division
2019	351	$40.467475	$14,243	2.34%	0.00%	26.61%
2018	348	31.961107	11,143	2.10	0.00	(9.35)
2017	314	35.257091	11,036	2.23	0.00	16.24
2016	312	30.330455	9,470	1.97	0.00	19.17
2015	326	25.451821	8,299	1.79	0.00	(6.74)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

24

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio (1)	Total Return (1)
Mid Cap Growth Stock Division
2019	56	$154.540637	$8,563	0.19%	0.00%	33.01%
2018	38	116.184426	4,376	0.13	0.00	(7.38)
2017	40	125.441587	5,158	0.24	0.00	20.29
2016	36	104.283373	3,830	0.26	0.00	0.83
2015	26	103.425002	2,769	0.04	0.00	0.71
Index 400 Stock Division
2019	501	$66.313755	$33,259	1.26%	0.00%	25.88%
2018	384	52.678316	20,226	1.15	0.00	(11.33)
2017	297	59.411237	17,695	1.07	0.00	15.96
2016	260	51.235085	13,307	1.14	0.00	20.38
2015	221	42.560713	9,385	1.08	0.00	(2.38)
Mid Cap Value Division
2019	274	$49.276848	$13,531	1.67%	0.00%	29.21%
2018	240	38.138006	9,135	1.65	0.00	(12.85)
2017	193	43.762109	8,429	1.46	0.00	11.81
2016	162	39.139970	6,340	1.91	0.00	23.23
2015	143	31.761925	4,534	1.58	0.00	(1.33)
Small Cap Growth Stock Division
2019	174	$78.030714	$13,664	0.10%	0.00%	35.69%
2018	144	57.505467	8,319	0.00	0.00	(11.71)
2017	124	65.129570	8,046	0.11	0.00	21.61
2016	101	53.557262	5,420	0.24	0.00	12.25
2015	85	47.712811	4,071	0.11	0.00	0.32
Index 600 Stock Division
2019	610	$27.399696	$16,709	0.26%	0.00%	22.44%
2018	443	22.378619	9,918	1.43	0.00	(8.78)
2017	327	24.532713	8,012	1.89	0.00	12.93
2016	281	21.724279	6,130	0.63	0.00	26.12
2015	164	17.224563	2,807	0.00	0.00	(2.35)
Small Cap Value Division
2019	190	$52.395678	$9,943	0.49%	0.00%	25.89%
2018	176	41.620093	7,315	0.52	0.00	(12.73)
2017	165	47.690780	7,878	0.78	0.00	11.65
2016	157	42.713658	6,684	0.84	0.00	32.39
2015	202	32.262868	6,547	0.69	0.00	(5.45)
International Growth Division
2019	912	$28.928599	$26,389	1.28%	0.00%	34.80%
2018	765	21.459907	16,408	1.45	0.00	(11.28)
2017	603	24.188049	14,608	1.30	0.00	30.03
2016	262	19.596007	5,142	1.30	0.00	(4.52)
2015	201	20.524033	4,123	1.41	0.00	19.81
Research International Core Division
2019	1,642	$14.176293	$23,290	1.75%	0.00%	28.25%
2018	1,201	11.053328	13,280	1.73	0.00	(13.66)
2017	799	12.802534	10,233	1.67	0.00	28.21
2016	656	9.985604	6,548	1.92	0.00	(1.12)
2015	422	10.098885	4,259	2.15	0.00	(1.11)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

25

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio (1)	Total Return (1)
International Equity Division
2019	7,341	$5.804990	$42,617	2.63%	0.00%	12.60%
2018	6,042	5.155553	31,148	2.58	0.00	(15.41)
2017	5,092	6.094491	31,035	2.43	0.00	22.30
2016	3,917	4.983406	19,520	1.19	0.00	(3.41)
2015	3,497	4.843231	16,935	2.98	0.00	(2.21)
Emerging Markets Equity Division
2019	2,361	$12.866468	$30,379	1.17%	0.00%	20.60%
2018	1,795	10.668771	19,148	1.40	0.00	(13.75)
2017	1,285	12.370178	15,898	0.92	0.00	27.84
2016	919	9.676365	8,873	0.72	0.00	9.06
2015	717	8.872116	6,344	0.90	0.00	(12.24)
Government Money Market Division
2019	490	$43.345856	$21,199	1.88%	0.00%	1.94%
2018	375	42.522150	15,950	1.55	0.00	1.53
2017	314	41.875417	13,129	0.59	0.00	0.60
2016	333	41.625993	13,827	0.12	0.00	0.13
2015	201	41.572750	8,216	0.01	0.00	0.01
Short-Term Bond Division
2019	269	$13.380170	$3,594	2.37%	0.00%	4.38%
2018	187	12.818134	2,392	1.79	0.00	1.36
2017	112	12.646732	1,419	1.33	0.00	1.33
2016	66	12.481062	812	1.18	0.00	1.67
2015	57	12.275717	703	0.79	0.00	0.72
Select Bond Division
2019	128	$245.997917	$31,508	2.93%	0.00%	8.65%
2018	104	226.413644	23,677	2.34	0.00	(0.21)
2017	93	226.897252	21,292	2.11	0.00	3.58
2016	78	219.047810	17,054	2.05	0.00	3.06
2015	56	212.549665	11,845	1.54	0.00	0.53
Long-Term U.S. Government Bond Division
2019	29	$22.930587	$672	1.56%	0.00%	13.17%
2018	33	20.262648	678	2.58	0.00	(2.04)
2017	13	20.685508	266	1.72	0.00	8.28
2016	12	19.104481	253	1.95	0.00	1.09
2015	10	18.898765	202	2.38	0.00	(1.47)
Inflation Protection Division
2019	314	$15.648347	$4,928	2.66%	0.00%	9.02%
2018	259	14.354000	3,726	2.21	0.00	(2.61)
2017	199	14.738894	2,931	0.72	0.00	3.58
2016	125	14.229840	1,787	1.15	0.00	4.68
2015	96	13.593038	1,316	2.32	0.00	(2.20)
High Yield Bond Division
2019	256	$59.428074	$15,208	5.74%	0.00%	14.97%
2018	221	51.690668	11,390	5.46	0.00	(2.71)
2017	211	53.128855	11,192	5.51	0.00	6.88
2016	187	49.707921	9,331	5.50	0.00	14.60
2015	170	43.377037	7,376	4.80	0.00	(1.36)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

26

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio (1)	Total Return (1)
Multi-Sector Bond Division
2019	867	$21.138053	$18,341	4.85%	0.00%	14.04%
2018	675	18.535667	12,522	3.14	0.00	(1.30)
2017	541	18.780164	10,176	3.98	0.00	8.38
2016	392	17.327635	6,763	4.89	0.00	11.09
2015	250	15.597729	3,876	5.61	0.00	(2.22)
Balanced Division
2019	31	$246.784874	$7,767	2.28%	0.00%	17.92%
2018	31	209.277798	6,448	2.36	0.00	(3.45)
2017	28	216.761163	5,889	2.16	0.00	11.98
2016	20	193.563662	4,264	2.25	0.00	6.58
2015	16	181.609174	3,115	2.00	0.00	(0.12)
Asset Allocation Division
2019	81	$29.093477	$2,361	2.16%	0.00%	21.08%
2018	42	24.028105	1,011	2.35	0.00	(4.88)
2017	31	25.259678	778	2.08	0.00	14.87
2016	27	21.988973	589	2.50	0.00	7.79
2015	24	20.400265	494	1.72	0.00	(0.43)
Fidelity VIP Mid Cap Division
2019	240	$59.676525	$14,289	0.70%	0.00%	23.17%
2018	251	48.449732	12,145	0.41	0.00	(14.77)
2017	240	56.847028	13,684	0.50	0.00	20.54
2016	256	47.161926	12,048	0.32	0.00	11.92
2015	246	42.137819	10,348	0.27	0.00	(1.63)
Fidelity VIP Contrafund Division
2019	675	$27.008170	$18,253	0.22%	0.00%	31.27%
2018	537	20.573795	11,051	0.47	0.00	(6.64)
2017	398	22.036922	8,788	0.84	0.00	21.59
2016	291	18.124509	5,268	0.68	0.00	7.73
2015	236	16.824006	3,957	0.97	0.00	0.42
AMT Sustainable Equity Division
2019	442	$25.016087	$11,086	0.44%	0.00%	25.88%
2018	338	19.872228	6,731	0.50	0.00	(5.72)
2017	269	21.076980	5,691	0.57	0.00	18.43
2016	199	17.797220	3,559	0.76	0.00	9.86
2015	146	16.199640	2,376	0.64	0.00	(0.46)
U.S. Strategic Equity Division
2019	148	$28.741505	$4,298	1.07%	0.00%	30.26%
2018	160	22.064057	3,548	1.15	0.00	(9.64)
2017	159	24.418364	3,876	1.01	0.00	20.80
2016	151	20.214494	3,056	1.03	0.00	10.64
2015	156	18.271298	2,862	0.81	0.00	1.11
U.S. Small Cap Equity Division
2019	74	$37.394611	$2,772	0.57%	0.00%	23.07%
2018	73	30.385277	2,200	0.47	0.00	(11.97)
2017	72	34.518205	2,490	0.17	0.00	15.48
2016	65	29.891437	1,962	0.83	0.00	18.66
2015	72	25.191084	1,827	0.67	0.00	(7.19)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

27

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Lowest to Highest	Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio (1)	Total Return (1)
International Developed Markets Division
2019	455	$22.896522	$10,435	2.86%	0.00%	19.72%
2018	327	19.124827	6,264	1.77	0.00	(14.87)
2017	277	22.466466	6,236	2.75	0.00	24.98
2016	272	17.976751	4,892	3.17	0.00	2.36
2015	234	17.562157	4,106	1.06	0.00	(1.31)
Strategic Bond Division
2019	346	$26.963899	$9,330	2.84%	0.00%	9.19%
2018	287	24.693685	7,082	2.15	0.00	(0.81)
2017	206	24.895915	5,143	1.34	0.00	3.86
2016	193	23.970161	4,624	1.60	0.00	3.10
2015	195	23.248775	4,526	2.44	0.00	(0.14)
Global Real Estate Securities Division
2019	387	$59.135972	$22,972	5.30%	0.00%	21.64%
2018	332	48.615288	16,199	4.49	0.00	(5.73)
2017	272	51.568102	14,039	3.91	0.00	11.80
2016	213	46.124107	9,821	4.73	0.00	3.02
2015	179	44.771967	8,027	1.65	0.00	0.25
LifePoints Moderate Strategy Division
2019	7	$17.716081	$124	1.16%	0.00%	12.54%
2018	6	15.741887	94	3.80	0.00	(4.92)
2017	9	16.557145	157	2.12	0.00	9.88
2016	12	15.067752	184	3.95	0.00	7.75
2015	10	13.984420	144	3.14	0.00	(1.71)
LifePoints Balanced Strategy Division
2019	86	$17.958473	$1,543	1.57%	0.00%	16.45%
2018	105	15.421524	1,621	6.44	0.00	(6.80)
2017	60	16.545882	986	2.46	0.00	12.00
2016	50	14.773443	747	3.41	0.00	9.05
2015	48	13.546956	650	2.32	0.00	(2.30)
LifePoints Growth Strategy Division
2019	151	$17.402048	$2,622	0.70%	0.00%	18.06%
2018	153	14.739598	2,256	5.28	0.00	(8.05)
2017	143	16.029490	2,284	3.26	0.00	15.65
2016	110	13.860030	1,516	3.41	0.00	9.73
2015	60	12.631574	751	1.94	0.00	(3.31)
LifePoints Equity Growth Strategy Division
2019	26	$16.548015	$420	0.23%	0.00%	20.09%
2018	31	13.779890	423	4.51	0.00	(9.45)
2017	38	15.218716	571	3.51	0.00	17.55
2016	31	12.946453	403	3.01	0.00	10.85
2015	25	11.679451	290	1.57	0.00	(3.87)
Credit Suisse Trust Commodity Return Strategy Division
2019	2,272	$4.729147	$10,747	0.88%	0.00%	6.69%
2018	1,729	4.432602	7,663	2.47	0.00	(11.66)
2017	1,392	5.017461	6,992	8.90	0.00	1.52
2016	1,013	4.942479	4,997	0.00	0.00	12.02
2015	624	4.412123	2,742	0.00	0.00	(25.03)

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

28

PRSRT BPM US POSTAGE PAID NORTHWESTERN MUTUAL

PO BOX 3095 MILWAUKEE WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance products and the variable investment options identified on the front cover. The variable investment options correspond with the investment divisions available under the variable insurance product (“Product”). The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus and the variable investment option prospectuses, which contain detailed information about variable investment option investment objectives and operations, applicable fees, expenses and sales charges. Prospectuses may be obtained by calling the telephone number or visiting the website address listed on the inside of the front cover. You should read and carefully consider this information before you invest or send money. The variable investment option reports are prepared from the books and records of the options. Discussions of investment performance in the reports represent the views of the options’ portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA’s website at FINRA.org or by contacting the FINRA BrokerCheck Help Line at 800-289-9999.

Northwestern Mutual is the marketing name for The Northwestern Mutual Life Insurance Company (NM), Milwaukee, WI (life and disability insurance, annuities, and life insurance with long-term care benefits) and its subsidiaries. Northwestern Long Term Care Insurance Company, Milwaukee, WI (long-term care insurance) is a subsidiary of NM.

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS),

720 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC.

NorthwesternMutual.com

90-1899 (0786) (REV 0820)